UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09689
Wells Fargo Master Trust
(Exact name of registrant as specified in charter)
525 Market St., San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market St., San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end:	May 31, 2010

Date of reporting period:	November 30, 2010

ITEM 1. REPORT TO SHAREHOLDERS

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 29
INFLATION-PROTECTED BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
US Treasury Securities: 98.65%

US Treasury Bonds: 67.02%
$3,256,402	US Treasury Bond — Inflation Protected	1.25%	04/15/2014	$3,429,652
3,430,137	US Treasury Bond — Inflation Protected	2.00	07/15/2014	3,718,213
1,511,925	US Treasury Bond — Inflation Protected	0.50	04/15/2015	1,556,574
3,458,840	US Treasury Bond — Inflation Protected	1.88	07/15/2015	3,779,592
4,226,112	US Treasury Bond — Inflation Protected	2.00	01/15/2016	4,666,224
2,577,921	US Treasury Bond — Inflation Protected	2.38	01/15/2017	2,924,731
1,844,395	US Treasury Bond — Inflation Protected	2.63	07/15/2017	2,140,219
1,600,498	US Treasury Bond — Inflation Protected	1.63	01/15/2018	1,747,669
3,474,453	US Treasury Bond — Inflation Protected	1.38	07/15/2018	3,738,838
3,067,461	US Treasury Bond — Inflation Protected	2.13	01/15/2019	3,468,866
2,624,072	US Treasury Bond — Inflation Protected	1.88	07/15/2019	2,921,125
3,705,945	US Treasury Bond — Inflation Protected	1.25	07/15/2020	3,898,191
4,751,203	US Treasury Bond — Inflation Protected	2.38	01/15/2025	5,466,482
3,153,076	US Treasury Bond — Inflation Protected	2.00	01/15/2026	3,472,325
2,832,463	US Treasury Bond — Inflation Protected	2.38	01/15/2027	3,271,495
2,434,634	US Treasury Bond — Inflation Protected	1.75	01/15/2028	2,584,136
3,011,682	US Treasury Bond — Inflation Protected	3.63	04/15/2028	4,033,302
3,846,673	US Treasury Bond — Inflation Protected	3.88	04/15/2029	5,357,093
1,378,294	US Treasury Bond — Inflation Protected	3.38	04/15/2032	1,859,836
2,177,886	US Treasury Bond — Inflation Protected	2.13	02/15/2040	2,418,645

				66,453,208

US Treasury Notes: 31.63%
362,900	US Treasury Note — Inflation Protected	3.38	01/15/2012	378,012
1,889,170	US Treasury Note — Inflation Protected	2.00	04/15/2012	1,947,468
5,266,505	US Treasury Note — Inflation Protected	3.00	07/15/2012	5,569,329
2,010,041	US Treasury Note — Inflation Protected	0.63	04/15/2013	2,064,690
5,417,307	US Treasury Note — Inflation Protected	1.88	07/15/2013	5,756,311
3,369,185	US Treasury Note — Inflation Protected	2.00	01/15/2014	3,619,505
3,203,116	US Treasury Note — Inflation Protected	1.63	01/15/2015	3,439,346
2,574,256	US Treasury Note — Inflation Protected	2.50	07/15/2016	2,937,267
2,949,550	US Treasury Note — Inflation Protected«	1.38	01/15/2020	3,145,188
2,116,192	US Treasury Note — Inflation Protected	2.50	01/15/2029	2,499,253
				31,356,369

Total US Treasury Securities (Cost $90,779,680)				97,809,577

Short-Term Investments: 3.83%

Corporate Bonds & Notes: 1.47%
681,645	Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	284,655
2,061,904	VFNC Corporation±(a)††(i)(v)	0.25	09/29/2011	1,175,285
				1,459,940

30 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
INFLATION-PROTECTED BOND PORTFOLIO

Shares	Security Name	Yield	Value
Investment Companies: 2.36%
361,956	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.14%	$361,956
736,521	Wells Fargo Advantage Government Money Market Fund(l)(u)	0.03	736,521
1,243,611	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)	0.26	1,243,611

			2,342,088

Total Short-Term Investments (Cost $3,293,477)			3,802,028

Total Investments in Securities (Cost $94,073,157)*	102.48%	101,611,605
Other Assets and Liabilities, Net	(2.48)	(2,460,739)

Total Net Assets	100.00%	$99,150,866

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $94,073,157 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,566,182
Gross unrealized depreciation	(27,734)

Net unrealized appreciation	$7,538,448
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 31
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 3.85%

Federal National Mortgage Association: 2.86%
$4,042,692	FNMA #880156	5.50%	02/01/2036	$4,312,874

Government National Mortgage Association: 0.99%
95,510	GNMA #345066	6.50	10/15/2023	108,459
57,444	GNMA #346960	6.50	12/15/2023	65,232
55,949	GNMA #354692	6.50	11/15/2023	63,535
126,182	GNMA #361398	6.50	01/15/2024	144,327
46,154	GNMA #366641	6.50	11/15/2023	52,411
34,103	GNMA #473918	7.00	04/15/2028	39,297
8,624	GNMA #531965	7.72	12/15/2041	9,191
658,584	GNMA #731550	5.15	07/15/2051	696,797
269,526	GNMA #780626	7.00	08/15/2027	309,683
				1,488,932

Total Agency Securities (Cost $5,344,328)				5,801,806

Asset Backed Securities: 10.27%
2,100,000	CIT Equipment Collateral Series 2010-VT1A Class A2††	1.51	05/15/2012	2,105,234
1,141,836	Countrywide Asset Backed Certificates Series 2007-S2 Class A6	5.78	05/25/2037	658,292
318,451	GMAC Mortgage Corporation Loan Trust Series 2005-HE1 Class A1VN±	0.47	08/25/2035	137,985
663,177	Green Tree Financial Corporation Series 1997-7 Class A8	6.86	07/15/2029	696,741
257,605	GSAMP Trust Series 2005-SEA1 Class A±††(i)	0.59	01/25/2035	248,717
2,051,143	HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1±	0.52	01/20/2035	1,884,887
1,800,000	KeyCorp Student Loan Trust Series 1999-B Class CTFS±	1.01	11/25/2036	960,660
1,976,632	RAAC Series 2007-RP4 Class A±††(i)	0.60	11/25/2046	1,084,857
99,657	Small Business Administration Participation Certificates Series 2003-P10A Class 1	4.52	02/01/2013	104,305
1,895,793	Small Business Administration Participation Certificates Series 2006-20B Class 1	5.35	02/01/2026	2,086,871
949,128	Small Business Administration Participation Certificates Series 2006-20H Class 1	5.70	08/01/2026	1,064,399
1,740,394	Small Business Administration Participation Certificates Series 2007-20J Class 1	5.57	10/01/2027	1,946,452
2,828,176	Structured Asset Securities Corporation Series 2007-RM1 Class A1±(a)††(i)	0.53	05/25/2047	1,498,933
1,653,156	Wachovia Asset Securitization Incorporated Series 2007-HE2A Class A±††(l)	0.38	07/25/2037	995,035

Total Asset Backed Securities (Cost $19,653,999)				15,473,368

Collateralized Mortgage Obligations: 36.25%
1,322,083	Countrywide Alternative Loan Trust Series 2005-27 Class 3A1±	1.70	08/25/2035	779,737
2,080,615	Countrywide Home Loans Series 2005-R3 Class AF±††	0.65	09/25/2035	1,775,861
1,824,004	Countrywide Home Loans Series 2006-OA5 Class 1A1±	0.45	04/25/2046	1,026,800
1,235,626	Credit Suisse First Boston Mortgage Securities Corporation Series 2004-AR5 Class 10A1	2.70	06/25/2034	1,204,867
2,000,000	Credit Suisse Mortgage Capital Certification Series 2007-C1 Class AAB	5.34	02/15/2040	2,103,304
1,330,388	FHLMC Series 2416 Class PE	6.00	10/15/2021	1,385,564
473,444	FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.89	09/25/2029	512,510
1,874,684	FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	09/25/2043	2,227,242
427,619	FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12/25/2041	491,107
2,000,908	FNMA Grantor Trust Series 2004-T2 Class 1A1	6.00	11/25/2043	2,207,252
2,640,661	FNMA Grantor Trust Series 2004-T3 Class A1	6.00	02/25/2044	2,912,979
4,272	FNMA Series 1988-5 Class Z	9.20	03/25/2018	4,464
805,991	FNMA Series 2002-90 Class A2	6.50	11/25/2042	924,371
1,515,976	FNMA Series 2003-86 Class PT	4.50	09/25/2018	1,634,916
2,710,379	FNMA Series 2003-97 Class CA	5.00	10/25/2018	2,924,292
683,716	FNMA Series 2003-W4 Class 3A	7.00	10/25/2042	800,268
428,621	FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	492,257
3,225,000	FNMA Series 2006-M2 Class A2F	5.26	05/25/2020	3,550,459
3,915,464	FNMA Whole Loan Series 2002-W4 Class A4	6.25	05/25/2042	4,490,548
2,423,392	FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	2,860,738

32 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$1,078,601	FNMA Whole Loan Series 2004-W8 Class 3A	7.50%	06/25/2044	$1,255,727
49,605	Harborview Mortgage Loan Trust Series 2004-11 Class 3A2A±	0.59	01/19/2035	33,560
2,720,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class ASB	6.06	04/15/2045	2,932,367
26,301	LF Rothschild Mortgage Trust Series 2 Class Z	9.95	08/01/2017	29,918
2,200,000	Merrill Lynch Mortgage Trust Series 2006-C2 Class A2	5.76	08/12/2043	2,344,954
1,894,781	Nomura Asset Acceptance Corporation Series 2004-R2 Class A1††	6.50	10/25/2034	1,921,858
791,526	Sequoia Mortgage Trust Series 10 Class 1A	0.65	10/20/2027	753,221
723,408	Stonebridge Communication	5.15	05/01/2050	784,247
4,000,000	Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4(l)	4.85	10/15/2041	4,285,167
2,891,677	Washington Mutual Commercial Mortgage Securities Trust Series 2007-SL3 Class A1††	6.11	03/23/2045	2,896,391
947,205	Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A±	0.48	04/25/2045	777,467
2,167,355	Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR3 Class A1A±	1.35	02/25/2046	1,624,693
1,570,308	Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR4 Class DA±	1.32	06/25/2046	675,678

Total Collateralized Mortgage Obligations (Cost $54,626,114)				54,624,784

Corporate Bonds and Notes: 29.68%

Consumer Discretionary: 3.65%

Diversified Consumer Services: 2.91%
600,000	Dartmouth College	4.75	06/01/2019	662,118
2,235,000	Massachusetts Institute of Technology	7.25	11/02/2096	2,761,264
600,000	Pepperdine University	5.45	08/01/2019	669,168
300,000	Stewart Enterprises Incorporated Class A	6.25	02/15/2013	299,250
				4,391,800

Media: 0.74%
545,000	Lamar Media Corporation	6.63	08/15/2015	554,538
500,000	Time Warner Cable Incorporated	6.20	07/01/2013	559,832
				1,114,370

Consumer Staples: 0.58%

Food Products: 0.58%
750,000	McCormick & Company Incorporated	5.75	12/15/2017	869,072

Energy: 1.68%

Oil, Gas & Consumable Fuels: 1.68%
500,000	ConocoPhillips	4.60	01/15/2015	556,143
650,000	EQT Corporation	8.13	06/01/2019	784,432
750,000	NGPL PipeCo LLC††	6.51	12/15/2012	807,733
375,000	Quicksilver Resources Incorporated	8.25	08/01/2015	383,438
				2,531,746

Financials: 18.30%

Capital Markets: 0.72%
500,000	Charles Schwab Corporation	6.38	09/01/2017	580,153
500,000	Morgan Stanley	4.10	01/26/2015	510,047
				1,090,200

Commercial Banks: 8.88%
700,000	BAC Capital Trust XIV	5.63	09/29/2049	497,000
1,839,000	BankAmerica Capital Trust III±	0.86	01/15/2027	1,305,173
1,000,000	Branch Banking & Trust Capital Trust IV	6.82	06/12/2057	987,500

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 33
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Banks (continued)
$2,000,000	Chase Capital Trust VI±	0.91%	08/01/2028	$1,522,320
1,978,000	Colonial Bank NA Montgomery AL^^	6.38	12/01/2015	2,433
750,000	CoreStates Capital Trust II††	0.94	01/15/2027	563,180
600,000	HSBC Capital Funding LP††	4.61	12/31/2049	582,481
1,000,000	JPMorgan Chase Capital Trust XVIII	6.95	08/17/2036	1,002,981
1,508,000	Manufacturers & Traders Trust Company	5.59	12/28/2020	1,462,062
2,900,000	National Capital Commerce Incorporated	1.27	04/01/2027	1,957,236
500,000	National City Bank	0.66	06/07/2017	449,984
450,000	NTC Capital Trust Series A±	0.81	01/15/2027	351,603
760,000	Regions Financial Corporation	5.75	06/15/2015	708,700
1,375,000	TCF National Bank±	1.92	06/15/2014	1,320,000
700,000	UBS Preferred Funding Trust V Series 1	6.24	05/29/2049	665,000

				13,377,653

Diversified Financial Services: 4.93%
1,185,000	Citigroup Incorporated	6.13	11/21/2017	1,293,168
500,000	Deutsche Bank Capital Funding Trust VII ††	5.63	01/29/2049	445,000
1,450,000	General Electric Capital Corporation	0.67	05/05/2026	1,174,574
750,000	Goldman Sachs Capital II	5.79	06/01/2043	633,750
1,300,000	Housing Urban Development Series 04-A	5.08	08/01/2013	1,446,839
500,000	Merrill Lynch & Company	6.05	05/16/2016	513,065
2,500,000	Toll Road Investment Partnership II LP††^	6.41	02/15/2015	1,916,853

				7,423,249

Insurance: 2.14%
520,000	Aegon NV	4.75	06/01/2013	550,436
475,000	Metropolitan Life Global Funding I ††	5.13	06/10/2014	526,486
950,000	Minnesota Life Insurance Company††	8.25	09/15/2025	1,055,892
500,000	New York Life Global Funding††	5.38	09/15/2013	553,861
565,000	NLV Financial Corporation††	7.50	08/15/2033	543,867

				3,230,542

Real Estate Investment Trusts: 1.63%
750,000	Duke Realty LP	6.75	03/15/2020	833,055
64,000	Host Marriott LP	7.13	11/01/2013	64,640
400,000	Liberty Property LP	6.63	10/01/2017	466,100
500,000	Realty Income Corporation	5.50	11/15/2015	528,081
500,000	Simon Property Group LP	6.75	05/15/2014	572,712

				2,464,588

Health Care: 0.40%

Pharmaceuticals: 0.40%
500,000	Schering-Plough Corporation	6.00	09/15/2017	599,055

Industrials: 1.24%

Commercial Services & Supplies: 0.88%
350,000	Ace Hardware Corporation††	9.13	06/01/2016	371,000
825,000	Black & Decker«	5.75	11/15/2016	945,002

				1,316,002

Road & Rail: 0.36%
500,000	Ryder System Incorporated Series MTN	5.85	03/01/2014	549,001

34 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Information Technology: 0.65%

Electronic Equipment & Instruments: 0.19%
$250,000	Jabil Circuit Incorporated	8.25%	03/15/2018	$285,000

IT Services: 0.46%
500,000	Fiserv Incorporated	6.13	11/20/2012	543,518
150,000	SunGard Data Systems Incorporated	4.88	01/15/2014	149,438

				692,956

Materials: 0.73%

Chemicals: 0.54%
750,000	Valspar Corporation	5.10	08/01/2015	815,963

Metals & Mining: 0.19%
176,750	Century Aluminum Company	8.00	05/15/2014	183,599
100,000	International Steel Group	6.50	04/15/2014	110,383

				293,982

Utilities: 2.45%

Electric Utilities: 2.45%
1,000,000	Central Maine Power Company††	5.70	06/01/2019	1,080,639
1,000,000	Connecticut Light & Power	5.38	03/01/2017	1,119,470
973,703	Great River Energy††	5.83	07/01/2017	1,113,186
350,000	Otter Tail Corporation	9.00	12/15/2016	374,500

				3,687,795

Total Corporate Bonds and Notes (Cost $46,244,175)				44,732,974

Yankee Corporate Bonds and Notes: 1.75%

Energy: 0.51%

Oil, Gas & Consumable Fuels: 0.51%
750,000	BP Capital Markets plc	3.63	05/08/2014	778,695

Financials: 1.24%

Commercial Banks: 1.24%
750,000	Barclays Bank plc††	5.93	09/29/2049	675,000
500,000	Rabobank Nederland NV††	4.20	05/13/2014	539,674
500,000	Rabobank Nederland NV††	11.00	06/29/2049	651,250

				1,865,924

Total Yankee Corporate Bonds and Notes (Cost $2,600,016)				2,644,619

Municipal Bonds and Notes: 12.49%

Arizona: 0.60%
800,000	Maricopa County AZ Elementary School District #28-Kyrene Elementary (Property Tax Revenue)	5.38	07/01/2019	907,216

California: 0.56%
825,000	California State Build America Bonds (Other Revenue)	7.55	04/01/2039	847,622

Georgia: 1.07%
1,500,000	County of Cherokee GA (Property Tax Revenue)	5.87	08/01/2028	1,606,095

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 35
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Illinois: 1.37%
$1,000,000	City of Chicago IL Taxable Series D (Property Tax Revenue, NATL-RE Insured)	5.44%	01/01/2024	$991,890
1,000,000	Loyola University IL Series C Revenue Bonds (College & University Revenue)	4.80	07/01/2013	1,066,560

				2,058,450

Indiana: 0.60%
875,000	Indiana State Housing & Community Development Authority Series A-2 (Housing Revenue)	5.51	01/01/2039	911,041

Kansas: 0.72%
1,000,000	Sedgwick County KS USD # 259 Wichita (Property Tax Revenue)	5.10	10/01/2022	1,081,060

Kentucky: 0.71%
620,000	Kentucky Housing Corporation Series D (Housing Revenue)	5.75	07/01/2037	639,809
420,000	Kentucky Housing Corporation Series J (Housing Revenue)	5.92	07/01/2034	423,373

				1,063,182

Minnesota: 0.67%
1,005,000	Minnesota State Housing Finance Agency Series H (Housing Revenue)	5.85	07/01/2036	1,006,296

New Hampshire: 0.96%
1,400,000	State of New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	07/01/2037	1,451,730

New Jersey: 1.54%
2,030,000	Hudson County NJ Improvement Authority Facilities (Leasing Revenue, FSA Insured)	7.40	12/01/2025	2,325,101

North Carolina: 0.70%
1,000,000	Duke University NC Taxable Series A (College & University Revenue, GO of University)	5.85	04/01/2037	1,058,400

Ohio: 1.00%
1,465,000	Ohio State HFAR Mortgage Revenue Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	09/01/2025	1,515,293

Texas: 0.35%
500,000	Dallas County TX Hospital District Series C (Property Tax Revenue)	4.45	08/15/2019	531,815

Virginia: 0.11%
145,000	Virginia Resources Authority VA (Other Revenue)	4.71	11/01/2017	164,288

West Virginia: 0.62%
1,000,000	Ohio County WV Special District Excise Tax Revenue Series A (Sales Tax Revenue)	8.25	03/01/2035	932,780

Wisconsin: 0.91%
1,350,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue Series F (Housing Revenue, GO of Authority)	5.73	09/01/2037	1,367,861

Total Municipal Bonds and Notes (Cost $17,942,340)				18,828,230

Term Loans: 0.38%
231,337	Georgia Pacific Corporation	2.29	12/21/2012	230,738
26,337	RMK Acquisition Corporation (Aramark) 1st Lien	0.11	01/27/2014	25,958
326,927	RMK Acquisition Corporation (Aramark) 1st Lien	2.16	01/27/2014	322,229

Total Term Loans (Cost $584,601)				578,925

36 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
US Treasury Securities: 2.22%

US Treasury Bonds: 2.22%
$3,475,000	US Treasury Bond	3.88%	08/15/2040	$3,338,714

Total US Treasury Securities (Cost $3,349,063)				3,338,714

Short-Term Investments: 3.10%

Corporate Bonds & Notes: 0.47%
331,877	Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	138,592
1,003,893	VFNC Corporation±(a)††(i)(v)	0.25	09/29/2011	572,219

				710,811

Shares		Yield
Investment Companies: 2.63%
3,833,213	Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.14		3,833,213
121,791	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)	0.26		121,791

				3,955,004

Total Short-Term Investments (Cost $4,418,213)				4,665,815

Total Investments in Securities (Cost $154,762,849)*	99.99%	150,689,235
Other Assets and Liabilities, Net	0.01	11,947

Total Net Assets	100.00%	$150,701,182

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

^	Zero coupon security. Rate represents yield to maturity.

(i)	Illiquid security.

^^	This security is currently in default with regards to schedule interest and/or principal payments.

(l)	Investment in an affiliate.

«	All or a portion of this is on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $154,798,336 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,533,992
Gross unrealized depreciation	(12,643,093)

Net unrealized depreciation	$(4,109,101)
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 37
STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 47.56%

Federal Home Loan Mortgage Corporation: 17.94%
$200,854	FHLMC #E90573	6.00%	07/01/2017	$218,752
236,473	FHLMC #G90030	7.50	07/17/2017	251,116
670,253	FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	02/25/2043	781,263
761,236	FHLMC Structured Pass-Through Securities Series T-54 Class 4A±	4.10	02/25/2043	797,989
1,156,063	FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	03/25/2043	1,359,096
920,082	FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	07/25/2043	1,081,672
1,101,377	FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	09/25/2043	1,308,505
699,661	FHLMC Structured Pass-Through Securities Series T-63 Class 1A1±	1.57	02/25/2045	701,289

				6,499,682

Federal National Mortgage Association: 29.62%
84,081	FNMA #190815±	3.30	07/01/2017	84,829
721,990	FNMA #289517±	3.00	04/01/2034	738,611
218,037	FNMA #545927	6.50	12/01/2015	238,351
455,947	FNMA #631367	5.50	02/01/2017	496,208
336,107	FNMA #693015±	2.21	06/01/2033	347,943
249,153	FNMA #732003±	1.97	09/01/2033	252,448
593,679	FNMA #734329±	2.06	06/01/2033	614,509
358,680	FNMA #735572	5.00	04/01/2014	381,212
587,498	FNMA #735977±	3.01	08/01/2035	609,058
656,662	FNMA #741447±	1.97	10/01/2033	665,938
441,322	FNMA #750805±	2.58	12/01/2033	455,626
337,896	FNMA #783249±	1.55	04/01/2044	339,504
513,176	FNMA #806504±	1.55	10/01/2034	515,710
450,197	FNMA #806505±	1.55	10/01/2044	452,362
582,485	FNMA #826179±	2.80	07/01/2035	610,779
460,244	FNMA #849014±	5.43	01/01/2036	480,530
448,731	FNMA #936591±	5.55	04/01/2037	477,683
225,730	FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	261,106
246,384	FNMA Series 2002-90 Class A2	6.50	11/25/2042	282,572
571,282	FNMA Series 2003-W4 Class 3A	7.00	10/25/2042	668,668
525,185	FNMA Series 2004-W2 Class 2A2	7.00	02/25/2044	619,964
798,388	FNMA Series 2007-88 Class HC	4.86	09/25/2037	828,253
261,232	FNMA Whole Loan Series 2002-W10 Class A6	7.50	08/25/2042	312,621

				10,734,485

Total Agency Securities (Cost $16,249,890)				17,234,167

Asset Backed Securities: 16.13%
231,672	CitiFinancial Auto Issuance Trust Series 2009-1††	1.83	11/15/2012	232,423
260,058	GCO Education Loan Funding Trust Series 2007-1A Class A4L±††	0.31	05/26/2020	259,977
790,524	GSAMP Trust Series 2005-SEA2 Class A1±	0.60	01/25/2045	618,332
109,724	GSAMP Trust Series 2006-SD2 Class A1±††	0.36	05/25/2046	107,313
387,024	GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF±††	0.65	06/25/2034	325,781
451,050	GSMPS Mortgage Loan Trust Series 2005-RP2 Class 1AF±††	0.60	03/25/2035	380,048
459,803	GSMPS Mortgage Loan Trust Series 2005-RP3 Class 1AF±††	0.60	09/25/2035	382,635
153,225	Harley Davidson Motorcycle Trust Series 2009-3 Class A2	0.94	04/15/2012	153,251
723,028	HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1±	0.52	01/20/2035	664,423
1,008,207	Household Home Equity Loan Trust Series 2006-1 Class A1±	0.41	01/20/2036	929,478
360,793	Hyundai Auto Receivables Trust Series 2007-A Class A4	5.21	03/17/2014	371,974
90,486	Morgan Stanley Dean Witter & Company Corporation Heloc Trust Series 2003-2 Class A±(i)	0.51	04/25/2016	78,231
101,858	SASC Series 2006-GEL3 Class A1±††	0.37	07/25/2036	96,325
700,705	SBI Heloc Trust Series 2005-HE1 Class 1A±††	0.44	11/25/2035	519,968
63,194	SLC Student Loan Trust Series 2006-A Class A±	0.36	04/16/2018	62,973
315,977	US Education Loan Trust LLC Series 2007-1A Class A2±††	0.65	09/01/2019	315,984
339,905	World Omni Auto Receivables Trust Series 2007-B Class A4	5.39	05/15/2013	349,482

Total Asset Backed Securities (Cost $6,556,265)				5,848,598

38 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations: 18.50%
$586,109	Bank of America Commercial Mortgage Incorporated Series 2005-1 Class A3	4.88%	11/10/2042	$588,325
711,881	Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class A2	4.74	09/11/2042	713,611
411,121	Countrywide Home Loans Series 2004-R1 Class 1AF±††	0.65	11/25/2034	366,733
619,999	Credit Suisse First Boston Mortgage Securities Corporation Series 2001-CP4 Class A4	6.18	12/15/2035	629,824
940,000	FDIC Structured Sale Guaranteed Notes Series 2010-L1 Class A2††^	2.20	10/25/2012	915,654
132,753	GE Capital Commercial Mortgage Corporation Series 2005-C2 Class A2	4.71	05/10/2043	132,689
1,214,142	GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A4	5.05	07/10/2045	1,213,319
286,192	Morgan Stanley Dean Witter Credit Corporation Heloc Trust Series 2003-1 Class A±(i)	0.79	11/25/2015	272,875
433,306	Structured Asset Securities Corporation Series 2004-NP2 Class A±††	0.60	06/25/2034	350,813
188,701	Structured Asset Securities Corporation Series 2005-GEL4 Class A±	0.60	08/25/2035	183,455
324,282	Structured Asset Securities Corporation Series 2006-RF3 Class 1A1††	6.00	10/25/2036	318,614
359,254	Structured Asset Securities Corporation Series 2006-RM1 Class A1±††	0.50	08/25/2046	198,129
949,459	Structured Asset Securities Corporation Series 2007-RM1 Class A1±††	0.53	05/25/2047	503,213
59,551	Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A4(l)	5.29	07/15/2042	59,630
311,630	Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A±	0.48	04/25/2045	255,787

Total Collateralized Mortgage Obligations (Cost $7,495,067)				6,702,671

Corporate Bonds and Notes: 9.88%

Financials: 6.21%

Commercial Banks: 3.61%
585,000	BB&T Corporation	3.85	07/27/2012	610,245
705,000	Sovereign Bank	2.00	08/01/2013	698,138

				1,308,383

Insurance: 2.60%
940,000	Metropolitan Life Global Funding I±††	0.54	03/15/2012	940,841

Health Care: 1.36%

Pharmaceuticals: 1.36%
470,000	Pfizer Incorporated	4.45	03/15/2012	492,220

Information Technology: 0.67%

Computers & Peripherals: 0.67%
235,000	Hewlett-Packard Company	2.95	08/15/2012	243,709

Telecommunication Services: 1.64%

Wireless Telecommunication Services: 1.64%
585,000	Cellco Partnership«	3.75	05/20/2011	593,600

Total Corporate Bonds and Notes (Cost $3,516,767)				3,578,753

Loan Participation: 1.77%
487,706	United States Department of Agriculture Loan	0.98	06/25/2016	487,462
153,595	United States Department of Agriculture Loan	5.37	09/08/2019	153,687

Total Loan Participation (Cost $639,333)				641,149

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 39
STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 2.12%

Mississippi: 1.08%
$385,000	Mississippi Development Bank Special Obligation (Miscellaneous Revenue, AMBAC Insured)	5.24%	07/01/2011	$392,658

Texas: 1.04%
377,890	Brazos Higher Education Authority Incorporated Series 2005-1(Education Revenue)±	0.37	12/26/2018	377,047

Total Municipal Bonds and Notes (Cost $758,741)				769,705

Short-Term Investments: 4.24%

Corporate Bonds and Notes: 0.88%
148,295	Gryphon Funding Limited(v)(a)(i)	0.00	08/05/2011	61,928
448,576	VFNC Corporation(v)±††(a)(i)	0.25	09/29/2011	255,688

				317,616

Shares		Yield
Investment Companies: 3.36%
1,186,045	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.14		1,186,045
31,646	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26		31,646

				1,217,691

Total Short-Term Investments (Cost $1,424,670)				1,535,307

Total Investments in Securities (Cost $36,640,733)*	100.20%	36,310,350
Other Assets and Liabilities, Net	(0.20)	(73,048)

Total Net Assets	100.00%	$36,237,302

(v)	Security represents investment of cash collateral received from securities on loan.

«	All or a portion of this security is on loan.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

*	Cost for federal income tax purposes is $36,642,606 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,251,218
Gross unrealized depreciation	(1,583,474)

Net unrealized depreciation	$(332,256)
The accompanying notes are an integral part of these financial statements.

40 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 55.53%

Federal Home Loan Mortgage Corporation: 10.90%
$47,400,000	FHLMC%%	4.50%	01/15/2040	$49,214,519
4,500,000	FHLMC%%	4.50	01/15/2040	4,474,892
325,000	FHLMC #00352	5.00	07/15/2029	338,080
5,298,867	FHLMC #1B3430±	6.13	06/01/2037	5,722,507
90,484	FHLMC #1B7562±	5.85	11/01/2037	97,225
1,385,024	FHLMC #1G0784±	5.67	03/01/2036	1,484,630
4,639,665	FHLMC #1G1347±	5.83	11/01/2036	4,992,434
437,870	FHLMC #1G1614±#	5.89	03/01/2037	471,731
1,422,850	FHLMC #1G1873±	5.70	03/01/2036	1,526,343
911,839	FHLMC #1G2200±	6.14	09/01/2037	985,559
1,178,385	FHLMC #1J1920±	5.58	10/01/2038	1,260,927
21,458	FHLMC #1Q0292±	5.87	07/01/2037	23,118
1,918,963	FHLMC #1Q0794±	5.78	11/01/2038	2,065,671
4,889,999	FHLMC #1Q0960±	5.97	06/01/2038	5,262,178
6,530,137	FHLMC #1Q0975±	6.00	10/01/2037	7,038,473
3,850,637	FHLMC #1Q0979±	5.77	07/01/2038	4,143,541
5,712	FHLMC #1Q1042±	5.90	05/01/2037	6,153
10,876	FHLMC #3455AC	5.00	06/15/2038	11,785
4,098,592	FHLMC #3598MA	4.50	11/15/2038	4,357,237
9,924,282	FHLMC #3631(o)	4.00	02/15/2040	10,554,830
17,537,135	FHLMC #3652AP(o)	4.50	03/15/2040	18,770,440
6,073,718	FHLMC #3704CA	4.00	12/15/2036	6,465,015
1,009,103	FHLMC #847703±	5.95	01/01/2037	1,086,187
282,979	FHLMC #A68719	6.50	10/01/2037	314,625
394,264	FHLMC #A68728	6.50	11/01/2037	438,355
984,560	FHLMC #A78331	6.00	03/01/2034	1,083,468
4,913,971	FHLMC #A79090	6.50	07/01/2034	5,547,971
4,682,598	FHLMC #A81212	6.50	08/01/2038	5,190,635
957,421	FHLMC #B15688	5.50	07/01/2019	1,043,908
623,177	FHLMC #C03464	4.50	04/01/2040	647,724
179,654	FHLMC #C90651	6.00	02/01/2023	198,286
65,894	FHLMC #E01251	5.50	11/01/2017	71,419
2,700,561	FHLMC #E01497	5.50	11/01/2018	2,933,267
1,529,481	FHLMC #E01539	5.50	12/01/2018	1,661,275
868,422	FHLMC #E01655	5.50	06/01/2019	943,854
70,133	FHLMC #E87587	5.50	02/01/2017	76,030
10,105	FHLMC #E96393	4.50	05/01/2018	10,739
81,289,334	FHLMC #G01820(o)	5.50	06/01/2035	87,649,301
15,184,832	FHLMC #G05823	6.00	08/01/2034	16,710,290
5,969,645	FHLMC #G05934	6.00	12/01/2033	6,569,352
10,433,638	FHLMC #G05935(o)	6.00	03/01/2036	11,481,795
20,876,924	FHLMC #G06008(o)	6.00	12/01/2035	22,974,205
143,142	FHLMC #G11300	6.00	08/01/2017	156,877
313,930	FHLMC #G11344	6.00	10/01/2017	344,054
1,040,561	FHLMC #G11594	5.50	08/01/2019	1,134,558
30,568	FHLMC #G11653	5.50	12/01/2019	33,329
1,050,935	FHLMC #G11767	5.50	08/01/2020	1,145,869
1,801,053	FHLMC #G11944	5.50	07/01/2020	1,963,748
103,141	FHLMC #G12008	6.50	04/01/2021	112,733
6,747,821	FHLMC #G13731	5.50	11/01/2021	7,357,374
6,514,736	FHLMC #G13880	5.50	02/01/2019	7,070,660
1,021,347	FHLMC #G18003	5.50	07/01/2019	1,113,608
3,012,578	FHLMC #H19030	5.50	08/01/2037	3,210,621
845,705	FHLMC #J02372	5.50	05/01/2020	925,272

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 41
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$772,800	FHLMC #J02373	5.50%	05/01/2020	$845,508
1,047,768	FHLMC #J02376	6.00	05/01/2020	1,156,116
5,470,299	FHLMC #K007A1	3.34	12/25/2019	5,672,475
1,708,334	FHLMC #U50015	4.50	10/01/2030	1,788,437
16,229,975	FHLMC #U60260(o)	4.50	10/01/2040	16,990,985
5,384,358	FHLMC #Z40026	5.50	01/01/2033	5,771,970
132,817	FHLMC Series 1590 Class 1590±	1.36	10/15/2023	134,606
3,691	FHLMC Series 1897 Class 1897K	7.00	09/15/2026	4,215
8,495	FHLMC Series 1935 Class 1935±	1.01	02/15/2027	8,609
51,036	FHLMC Series 2423 Class MC	7.00	03/15/2032	57,207
589,000	FHLMC Series 2694 Class QG	4.50	01/15/2029	606,226
136,306	FHLMC Series 3035 Class PA	5.50	09/15/2035	151,095

				353,656,126

Federal National Mortgage Association: 40.39%
50,000,000	FNMA%%	5.50	03/25/2038	53,078,100
8,000,000	FNMA%%	5.50	01/25/2023	8,693,752
5,016,000	FNMA%%	6.25	05/15/2029	6,273,250
8,046,000	FNMA%%	7.25	05/15/2030	11,227,750
25,600,000	FNMA%%	4.50	06/25/2030	26,871,834
3,600,000	FNMA%%	5.50	03/25/2038	3,884,062
42,000,000	FNMA%%	5.50	03/25/2038	45,274,698
30,500,000	FNMA%%	5.50	03/25/2038	32,458,680
8,400,000	FNMA%%	5.50	03/25/2038	8,978,810
900,000	FNMA%%	5.50	03/25/2038	965,672
15,900,000	FNMA%%	5.50	06/15/2038	17,017,436
44,400,000	FNMA%%	5.50	06/15/2038	47,161,147
300,000	FNMA%%	4.50	08/25/2038	312,281
4,500,000	FNMA%%	4.50	08/25/2038	4,685,625
32,500,000	FNMA%%	6.00	08/25/2038	35,303,125
50,800,000	FNMA%%	6.00	08/25/2038	55,276,750
62,800,000	FNMA%%	6.00	08/25/2038	68,452,000
26,000,000	FNMA%%	3.00	03/25/2039	25,861,875
45,700,000	FNMA%%	3.00	03/25/2039	45,285,844
102,000,000	FNMA%%	3.50	03/25/2039	103,641,588
12,400,000	FNMA%%	3.50	03/25/2039	12,733,250
9,300,000	FNMA%%	4.00	03/25/2039	9,477,281
1,500,000	FNMA%%	5.50	03/25/2039	1,630,078
300,000	FNMA%%	4.50	12/25/2039	312,281
10,200,000	FNMA%%	4.50	03/25/2039	10,588,875
81,150,000	FNMA%%	4.50	03/25/2039	84,015,569
3,066	FNMA #061688±	2.96	06/01/2017	3,097
1,718,270	FNMA #190129	6.00	11/01/2023	1,895,206
1,945,039	FNMA #190338	5.50	07/01/2033	2,105,422
1,213,580	FNMA #190346	5.50	12/01/2033	1,313,648
75,033	FNMA #254295	6.00	04/01/2022	82,877
212,740	FNMA #255417	6.00	09/01/2024	233,512
60,660	FNMA #303683	6.50	08/01/2025	67,655
3,292,797	FNMA #310017	7.00	06/01/2035	3,761,377
100,269	FNMA #313358	7.50	02/01/2012	102,821
3,258,337	FNMA #462361±	6.33	07/01/2037	3,518,816
4,568,093	FNMA #462404±	6.27	09/01/2037	4,957,294
80,487	FNMA #481473	6.00	02/01/2029	88,761
57,501	FNMA #535400	6.50	07/01/2030	64,982
173,699	FNMA #545623	6.00	05/01/2017	189,908

42 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$183,800	FNMA #545686	6.50%	06/01/2017	$201,154
46,099	FNMA #545759	6.50	07/01/2032	52,097
73,470	FNMA #545819	6.50	08/01/2032	83,030
5,337,557	FNMA #555088±	6.32	08/01/2012	5,598,471
359,683	FNMA #555285	6.00	03/01/2033	396,659
31,522,832	FNMA #555424(o)	5.50	05/01/2033	34,122,124
43,191	FNMA #555514	6.00	11/01/2017	47,221
229,664	FNMA #654582	6.50	07/01/2017	252,065
4,034,593	FNMA #677018	5.50	01/01/2033	4,368,536
15,025,427	FNMA #725162	6.00	02/01/2034	16,570,086
97,648,831	FNMA #725228(o)	6.00	03/01/2034	107,687,427
62,646,726	FNMA #725229(o)	6.00	03/01/2034	69,087,000
8,703,636	FNMA #725423	5.50	05/01/2034	9,421,315
6,785,878	FNMA #725424	5.50	04/01/2034	7,345,424
5,394,300	FNMA #725690	6.00	08/01/2034	5,923,565
3,370,828	FNMA #725773	5.50	09/01/2034	3,644,564
305,621	FNMA #725922	6.50	12/01/2029	342,139
11,495,734	FNMA #735116(o)	6.00	12/01/2034	12,677,530
15,633,293	FNMA #735503(o)	6.00	04/01/2035	17,240,443
1,203,588	FNMA #735504	6.00	04/01/2035	1,327,321
138,204	FNMA #745943	6.00	11/01/2033	152,412
3,043,916	FNMA #808350	5.50	09/01/2034	3,276,349
1,602,994	FNMA #838303±	6.00	07/01/2037	1,726,721
1,401,995	FNMA #873978±	6.06	09/01/2016	1,561,569
2,460,000	FNMA #874474±	5.37	04/01/2017	2,718,902
3,341,965	FNMA #874475±	5.40	05/01/2017	3,698,526
6,462,194	FNMA #888560	6.00	11/01/2035	7,126,528
2,340,402	FNMA #888635	5.50	09/01/2036	2,533,385
1,885,933	FNMA #888941±	6.05	10/01/2037	2,033,657
4,364,798	FNMA #889213	5.50	10/01/2020	4,758,403
3,070,567	FNMA #889859	6.50	09/01/2038	3,435,546
1,372,906	FNMA #890221	5.50	12/01/2033	1,484,856
840,458	FNMA #893916±	6.34	10/01/2036	908,223
788,449	FNMA #905629±	6.02	12/01/2036	849,872
1,248,469	FNMA #906403±	5.89	01/01/2037	1,343,948
1,646,003	FNMA #906404±	5.90	01/01/2037	1,772,276
956,835	FNMA #909569±	5.85	02/01/2037	1,030,681
1,187,250	FNMA #910293±	5.94	03/01/2037	1,277,827
1,117,072	FNMA #914819±	5.91	04/01/2037	1,203,126
144,641	FNMA #931676	5.50	01/01/2019	157,684
2,719,160	FNMA #938185±	5.94	07/01/2037	2,928,489
798,107	FNMA #941143±	6.05	10/01/2037	860,158
693,090	FNMA #945646±	6.04	09/01/2037	747,221
1,907,828	FNMA #947380±	5.90	10/01/2037	2,053,859
1,338,264	FNMA #947424±	5.66	10/01/2037	1,437,514
1,042,212	FNMA #952835±	5.92	09/01/2037	1,123,622
1,273,736	FNMA #959331±	6.07	11/01/2037	1,373,581
768,196	FNMA #990605	6.00	09/01/2038	836,606
328,927	FNMA #995097	6.50	10/01/2037	368,024
7,567,120	FNMA #995485	6.00	04/01/2035	8,345,043
2,972,163	FNMA #995508	6.00	12/01/2035	3,277,710
2,243,602	FNMA #AB1218	3.50	07/01/2025	2,298,024
4,739,418	FNMA #AB1579	4.50	10/01/2040	4,974,234
3,636,455	FNMA #AD0086±	5.52	02/01/2039	3,903,950
3,019,703	FNMA #AD0212	5.50	04/01/2021	3,292,011
157,221	FNMA #AD0531	5.50	11/01/2023	171,398

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 43
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$9,287,617	FNMA #AD0584	7.00%	01/01/2039	$10,476,597
291,355	FNMA #AD0666	5.50	08/01/2037	315,379
8,981,598	FNMA #AD0682	6.00	12/01/2035	9,904,934
17,375,219	FNMA #AE0096(o)	5.50	07/01/2025	18,992,020
11,869,499	FNMA #AE0097(o)	5.50	04/01/2027	12,902,764
21,564,903	FNMA #AE0133(o)	6.00	07/01/2037	23,782,156
12,432,381	FNMA #AE0303(o)	6.00	08/01/2040	13,711,785
15,283,475	FNMA #AE0482(o)	5.50	10/01/2040	16,548,487
657,020	FNMA #AE0622	6.50	03/01/2035	742,507
23,190,688	FNMA #MA0511(o)	4.50	09/01/2030	24,299,493
21,319,766	FNMA #890248(o)	6.00	07/01/2040	23,513,631
31,166,942	FNMA #AE0364(o)	5.50	09/01/2040	33,696,436
53,534	FNMA Series 2006-44 Class 0A	5.50	12/25/2026	54,121
49,793	FNMA Series 1998-38 Class Pl	6.00	11/25/2028	55,776
72,165	FNMA Series 1999-54 Class LH	6.50	11/25/2029	80,560
100,000	FNMA Series 2004-45 Class VB	4.50	10/25/2028	106,943
75,000	FNMA Series 2005-31 Class PB	5.50	04/25/2035	85,061
58,051	FNMA Series 2006-57 Class PA	5.50	08/25/2027	58,693
4,584,494	FNMA Series 2009-102 Class PN	5.00	11/25/2039	4,987,742

				1,309,592,180

Government National Mortgage Association: 4.24%
16,889,000	GNMA%%(a)	4.00	01/15/2040	17,375,403
4,387,000	GNMA%%(a)	3.00	10/20/2033	4,512,468
85,600,000	GNMA%%	4.00	01/15/2040	87,097,486
8,600,000	GNMA%%	4.00	01/15/2040	8,782,698
2,894,000	GNMA%%(a)	5.50	01/15/2040	2,985,161
999,999	GNMA #004696	4.50	05/20/2040	1,055,349
379	GNMA #065183	11.50	06/15/2013	382
4,339	GNMA #065561	11.50	05/15/2013	4,839
5,292,952	GNMA #082651±	3.50	10/20/2040	5,527,906
882,049	GNMA #082664±	3.50	11/20/2040	921,203
54,738	GNMA #267461±	8.05	07/15/2019	62,440
7,073	GNMA #270973±	8.05	09/15/2019	7,147
18,411	GNMA #270981±	8.05	09/15/2019	21,002
50,524	GNMA #270992±	8.05	08/15/2019	57,633
20,641	GNMA #270995±	8.05	07/15/2019	23,545
6,003	GNMA #271015±	8.05	11/15/2019	6,064
23,691	GNMA #271020±	8.05	02/15/2020	27,279
34,609	GNMA #271179±	8.05	10/15/2019	39,479
17,035	GNMA #274696±	8.05	10/15/2019	19,432
7,745	GNMA #274698±	8.05	02/15/2020	7,828
12,198	GNMA #276604±	8.05	10/15/2019	12,336
29,827	GNMA #277013±	8.05	11/15/2019	34,024
10,710	GNMA #277020	7.75	07/15/2020	10,767
15,033	GNMA #279234±	8.05	10/15/2020	17,309
64,200	GNMA #279254	7.75	09/20/2020	73,577
127,978	GNMA #302430	7.75	03/20/2021	147,525
40,907	GNMA #310462	7.75	07/20/2021	47,156
35,754	GNMA #313386	7.75	08/15/2021	41,361
125,958	GNMA #781113	7.00	11/15/2029	145,220
7,276,367	GNMA #782044(o)	6.50	12/15/2032	8,401,610

				137,465,629

Total Agency Securities (Cost $1,789,229,351)				1,800,713,935

44 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities: 8.90%
$9,279,000	Aesop Series 2010-5A Class A	3.15%	03/20/2017	$9,159,121
7,348,000	Allya Auto Receivables Trust Series 2010-4 Class A4	1.35	12/15/2015	7,253,514
2,669,000	Bank of America Credit Card Trust Series 2006-A12 Class A12±	0.27	03/15/2014	2,664,647
6,230,000	Bank of America Credit Card Trust Series 2008-7 Class A±	0.95	12/15/2014	6,274,407
10,657,000	Capital One Multi-Asset Execution Trust Series 2004 Class A8±	0.38	08/15/2014	10,633,363
10,882,000	Capital One Multi-Asset Execution Trust Series 2005-A10 Class A±	0.33	09/15/2015	10,792,018
3,572,000	Capital One Multi-Asset Execution Trust Series 2006-12 Class A±	0.31	07/15/2016	3,524,671
11,400,000	Capital One Multi-Asset Execution Trust Series 2006-4 Class A±	0.29	12/16/2013	11,396,005
3,538,000	Capital One Multi-Asset Execution Trust Series 2006-A5 Class A5±	0.31	01/15/2016	3,501,917
6,994,000	Captial One Multi-Asset Execution Trust Series 2007-A8 Class A8±	0.59	10/15/2015	6,964,546
8,027,000	Chase Issuance Trust Series 2009-A2 Class A2±	1.80	04/15/2014	8,168,504
2,007,000	Chase Issuance Trust Series 2009-A3 Class A3±	2.40	06/17/2013	2,025,919
6,758,000	CitiBank Credit Card Issuance Trust Series 2009-A2 Class A2±	1.80	05/15/2014	6,886,068
12,472,000	Comet Series 2009-A2 Class A2	3.20	04/15/2014	12,635,484
11,190,692	Developers Diversified Realty Corporation Series 2009-DDR1 Class A	3.81	10/14/2022	11,773,086
3,967,000	Discover Card Master Trust I Series 2006-2 Class A2±	0.28	01/16/2014	3,961,422
2,753,000	Discover Card Master Trust Series 2008-A3 Class A3	5.10	10/15/2013	2,798,059
5,219,262	Ford Credit Auto Owner Trust Series 2009-C Class A3	2.72	11/15/2013	5,290,672
3,930,319	Honda Auto Receivables 2010-1 Owner Trust Class A2	0.62	02/21/2012	3,931,851
10,326,000	MBNA Credit Card Master Note Trust Series 2001-2 Class A±	0.50	12/16/2013	10,329,029
11,993,000	MBNA Credit Card Master Note Trust Series 2006-A5 Class A5±	0.31	10/15/2015	11,907,310
275,507	Morgan Stanley ABS Capital I Series 2007-HE2 Class A2A±	0.29	01/25/2037	267,425
203,598	Morgan Stanley Home Equity Loans Series 2007-1 Class A1±	0.30	12/25/2036	198,311
17,309,150	Nelnet Student Loan Trust Series 2008-3 Class A4±	1.94	11/25/2024	17,855,840
12,016,275	SLM Student Loan Trust Series 2004-5 Class A4±	0.44	01/25/2021	11,962,181
6,605,000	SLM Student Loan Trust Series 2004-7 Class A5±	0.46	01/27/2020	6,555,758
22,628,000	SLM Student Loan Trust Series 2004-9 Class A5±	0.44	01/27/2020	22,267,405
7,137,000	SLM Student Loan Trust Series 2006-3 Class A4±	0.37	07/25/2019	7,083,443
9,196,000	SLM Student Loan Trust Series 2007-4 Class A3±	0.35	01/25/2022	9,117,272
13,384,000	SLM Student Loan Trust Series 2008-1 Class A4A±	1.89	12/15/2032	13,843,478
3,207,000	SLM Student Loan Trust Series 2008-4 Class A4±	1.94	07/25/2022	3,340,057
16,716,171	SLM Student Loan Trust Series 2008-5 Class A2±	1.39	10/25/2016	16,932,632
15,880,000	SLM Student Loan Trust Series 2008-5 Class A4±	1.99	07/25/2023	16,514,171
10,718,000	SLM Student Loan Trust Series 2008-6 Class A2±	0.84	10/25/2017	10,776,357

Total Asset Backed Securities (Cost $288,432,422)				288,585,943

Collateralized Mortgage Obligations: 19.43%
2,671,043	Asset Securitization Corporation Series 1996-D3 Class A2±	7.77	10/13/2026	2,733,063
1,368,000	Bank of America Commercial Mortgage Incorporated Series 2002-2 Class B±	5.27	07/11/2043	1,424,454
1,837,000	Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3±	4.51	12/10/2042	1,884,144
1,577,968	Bank of America Commercial Mortgage Incorporated Series 2000-2 Class E±	7.63	09/15/2032	1,573,308
1,345,000	Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B±	6.31	06/11/2035	1,402,330
9,905,000	Bank of America Commercial Mortgage Incorporated Series 2005-4 Class A5A±	4.93	07/10/2045	10,450,806
2,225,000	Bank of America Commercial Mortgage Incorporated Series 2005-5 Class A4±	5.12	10/10/2045	2,427,625
2,108,000	Bank of America Commercial Mortgage Incorporated Series 2005-6 Class A4±	5.37	09/10/2047	2,308,279
10,449,000	Bank of America Commercial Mortgage Incorporated Series 2006-5 Class A4±	5.41	09/10/2047	11,010,231
5,533,000	Bear Stearns Commercial Mortgage Securities Incorporated Series 2002-PBW1 Class A2±	4.72	11/11/2035	5,760,140
671,305	Bear Stearns Commercial Mortgage Securities Incorporated Series 2003-T12 Class A3±	4.24	08/13/2039	680,205
1,788,000	Bear Stearns Commercial Mortgage Securities Incorporated Series 2004-PWR4 Class A3±	5.47	06/11/2041	1,947,733
4,830,000	Bear Stearns Commercial Mortgage Securities Incorporated Series 2005 Power 7 Mortgage Certificate Class A3±	5.12	02/11/2041	5,163,094
2,656,432	Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A±	4.95	02/11/2041	2,728,146

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 45
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$1,280,804	Bear Stearns Commercial Mortgage Securities Incorporated Series 2007-PRW1 Class A1±	5.59%	06/11/2040	$1,305,461
588,786	Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A±	0.29	12/25/2036	565,256
5,950,000	Commercial Mortgage Pass-Through Certificate Series 1999-C1 Class A4±	6.98	01/17/2032	6,457,837
5,070,000	Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B±	6.30	07/16/2034	5,598,374
8,661,000	Commercial Mortgage Pass-Through Certificate Series 2004-LB2A Class A4±	4.72	03/10/2039	9,104,419
3,875,000	Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A1±	3.16	07/10/2046	3,938,889
5,037,000	Commercial Mortgage Pass-Through Certificate Series 2010-CI Class A3±	4.21	07/10/2046	5,027,043
20,546	Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CKS4 Class A1±	4.49	11/15/2036	20,576
403,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CKS4 Class A2±	5.18	11/15/2036	419,914
3,170,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2003 C4 B±	5.25	08/15/2036	3,320,142
3,156,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2003-CPN1 Class A2±	4.60	03/15/2035	3,316,354
737,027	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3±	4.81	02/15/2038	758,943
4,212,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4±	4.83	04/15/2037	4,381,084
2,750,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2007-C2 Class A2±	5.45	01/15/2049	2,811,076
14,937,000	Discover Card Master Trust Series 2009-A2 Class A±	1.55	02/17/2015	15,169,099
2,761,000	ESA Trust Series 2010-ESHA Class A±	2.95	11/05/2027	2,753,873
4,778,877	FHLMC Series 2479 Class PG	6.00	08/15/2032	5,265,191
3,954,000	FHLMC Series 2558 Class BD	5.00	01/15/2018	4,324,806
7,318,000	FHLMC Series 2590 Class BY	5.00	03/15/2018	8,017,419
3,380,000	FHLMC Series 2676 Class CY	4.00	09/15/2018	3,604,852
268,793	FHLMC Series 2727 Class PW±	3.57	06/15/2029	274,140
3,904,000	FHLMC Series 2843 Class BC	5.00	08/15/2019	4,287,255
241,175	FHLMC Series 2980 Class QA	6.00	05/15/2035	267,217
2,469,782	FHLMC Series 3028 Class PG	5.50	09/15/2035	2,686,762
4,883,969	FHLMC Series 3052 Class MH	5.25	10/15/2034	5,312,485
3,340,723	FHLMC Series 3325 Class JL	5.50	06/15/2037	3,708,865
3,752,000	FHLMC Series K003 Class AAVB	4.77	05/25/2018	4,095,561
7,469,342	FHLMC Series K008 Class A1	2.75	12/25/2019	7,518,195
1,839,000	First Union National Bank Commercial Mortgage Series 2001-C4 Class B±(l)	6.42	12/12/2033	1,908,915
5,501,655	FNMA Series 2009-110 Class DA	4.50	01/25/2040	5,828,187
31,958,137	FNMA Series 2001-81 Class HE	6.50	01/25/2032	36,074,214
3,666,000	FNMA Series 2002-94 Class HQ	4.50	01/25/2018	3,910,031
1,482,582	FNMA Series 2004-60 Class PA	5.50	04/25/2034	1,618,755
1,441,331	FNMA Series 2005-58 Class MA	5.50	07/25/2035	1,621,272
4,932,183	FNMA Series 2007-30 Class MA	4.25	02/25/2037	5,201,088
94,675	FNMA Series 2007-39 Class NA	4.25	01/25/2037	99,599
7,441,753	FNMA Series 2007-77 Class MH	6.00	12/25/2036	8,149,593
9,674,717	FNMA Series 2009-71 Class JT	6.00	06/25/2036	10,672,422
10,130,014	FNMA Series 2009-78 Class J	5.00	09/25/2019	10,885,017
4,683,199	FNMA Series 2009-93 Class PD	4.50	09/25/2039	4,840,525
6,993,000	FNMA Series 2009-M1 Class A2±	4.29	07/25/2019	7,402,574
6,303,000	FNMA Series 2009-M2 Class A3	4.00	01/25/2019	6,558,326
6,743,281	FNMA Series 2010-15 Class KA	4.00	03/25/2039	7,056,787
16,500,936	FNMA Series 2010-54 Class EA	4.50	06/25/2040	17,209,642
2,860,000	FNMA Series 2010-M1 Class A2±	4.45	09/25/2019	3,032,009
23,721,000	FNMA Series 2010-M3 Class A3±	4.33	03/25/2020	25,096,417
4,152,000	FNMA Series K005 Class A2±	4.32	11/25/2019	4,386,503
661,568	GE Capital Commercial Mortgage Corporation Series 2001-3 Class A1±	5.56	06/10/2038	662,939

46 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$4,091,096	GE Capital Commercial Mortgage Corporation Series 2002-1A Class A3±	6.27%	12/10/2035	$4,271,316
977,000	GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class B±	6.79	04/15/2034	999,300
1,712,000	GMAC Commercial Mortgage Securities Incorporated Series 2003-C2 Class A2±	5.66	05/10/2040	1,853,380
3,123,000	GMAC Commercial Mortgage Securities Incorporated Series 2003-C2 Class B±	5.67	05/10/2040	3,307,054
1,384,000	GMAC Commercial Mortgage Securities Incorporated Series 2003-C2 Class D±	5.67	05/10/2040	1,401,950
3,108,000	GMAC Commercial Mortgage Securities Incorporated Series 2004-C2 Class A4±	5.30	08/10/2038	3,343,162
1,956,000	GNMA Series 2006-37 Class JG	5.00	07/20/2036	2,136,634
2,226,300	Greenwich Capital Commercial Funding Corporation Series 2003-C1 Class B±	4.23	07/05/2035	2,309,514
8,433,000	Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5±	5.22	04/10/2037	8,939,545
278,173	GS Mortgage Securities Corporation II Series 2004-C1 Class A2±	4.32	10/10/2028	278,047
1,569,000	GS Mortgage Securities Corporation II Series 2006-GG6 Class A4±	5.55	04/10/2038	1,677,174
9,641,926	Impact Funding LLC±	5.31	01/25/2051	9,704,599
1,342,422	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2000-C10 Class C±	7.90	08/15/2032	1,341,779
1,766,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D±	6.85	04/15/2035	1,786,848
1,007,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002 C2 Certificate Class B±	5.21	12/12/2034	1,049,152
1,334,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIB5 Class A2±	5.16	10/12/2037	1,404,782
2,367,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIBC 4 Class C±	6.45	05/12/2034	2,457,662
1,902,660	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A1±	4.28	01/12/2037	1,955,126
870,053	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A1±	4.39	07/12/2037	898,567
3,171,300	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB7 Class A4±	4.88	01/12/2038	3,374,011
3,207,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-C2 Class A3±	5.40	05/15/2041	3,446,056
7,501,540	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-CB9 Class A4±	5.54	06/12/2041	8,032,564
1,988,120	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-CIBC9 Class A2±	5.11	06/12/2041	2,009,714
1,332,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP4 Class A4±	4.92	10/15/2042	1,429,123
1,810,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP5 Class A4±	5.36	12/15/2044	1,978,294
3,780,750	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006 Class A4±	5.48	12/12/2044	4,026,490
3,568,886	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB14 Class A2±	5.44	12/12/2044	3,586,083
1,825,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB16 Class A4±	5.55	05/12/2045	1,954,296
11,364,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4±	5.43	12/12/2043	12,017,506
1,794,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2±	5.13	05/15/2047	1,879,578
1,817,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A3±	5.34	05/15/2047	1,895,113
3,050,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007 Class A±	6.00	06/15/2049	3,245,936
4,772,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD12 Class A3±	6.19	02/15/2051	5,015,460

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 47
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$10,869	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2008-C2 Class A1±	5.02%	02/12/2051	$10,873
9,678,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2009-IWST Class A2±	5.63	12/05/2027	10,708,968
7,325,568	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1±	3.85	06/15/2043	7,609,976
4,379,101	Lehman Brothers UBS Commercial Mortgage Trust Series 2001-C2 Class A2±	6.65	11/15/2027	4,402,996
6,452,347	Lehman Brothers UBS Commercial Mortgage Trust Series 2001-C3 Class A2±	6.37	12/15/2028	6,548,020
6,652,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C2 Class A4±	5.59	06/15/2031	6,985,783
1,077,479	Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C4 Class A4±	4.56	09/15/2026	1,096,952
16,751,196	Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C4 Class A5±	4.85	09/15/2031	17,584,060
3,836,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C7 Class A4±	4.96	12/15/2031	4,063,463
5,071,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2003-C8 Class A4±	5.12	11/15/2032	5,458,456
1,887,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C1 Class A4±	4.57	01/15/2031	1,979,341
1,233,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5±	4.63	10/15/2029	1,283,578
1,740,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A 4±	4.74	02/15/2030	1,840,039
5,349,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C2 Class A4±	5.00	04/15/2030	5,482,230
873,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class AAB±	5.40	02/15/2040	937,241
1,751,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3±	6.13	07/15/2044	1,859,062
4,655,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A4±	6.14	07/15/2044	4,942,015
6,831,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A3±	5.93	07/15/2040	7,164,487
3,283,500	Lehman Brothers UBS Commercial Mortgage Trust Series 2008-C1 Class A2±	6.32	04/15/2041	3,589,562
5,580,000	Merrill Lynch Mortgage Trust Series 2003-KEY1 Class A4±	5.24	11/12/2035	5,952,984
5,488,000	Merrill Lynch Mortgage Trust Series 2004-KEY2 Class A4±	4.86	08/12/2039	5,799,764
2,626,568	Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A2±	4.96	07/12/2038	2,664,579
2,169,000	Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A±	4.95	07/12/2038	2,282,192
1,310,900	Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6±	5.41	11/12/2037	1,439,011
1,367,000	Morgan Stanley Capital I Series 2002-HQ Class B±	6.64	04/15/2034	1,441,386
3,570,000	Morgan Stanley Capital I Series 2003-IQ6 Class A4±	4.97	12/15/2041	3,831,228
2,786,810	Morgan Stanley Capital I Series 2003-T11 Class A4±	5.15	06/13/2041	2,976,202
5,590,000	Morgan Stanley Capital I Series 2004-IQ8 Class A4±	4.90	06/15/2040	5,781,338
2,443,000	Morgan Stanley Capital I Series 2004-T15 Class A4±	5.27	06/13/2041	2,644,380
11,621,000	Morgan Stanley Capital I Series 2005-HQ6 Class A4A±	4.99	08/13/2042	12,482,443
328,096	Morgan Stanley Capital I Series 2005-T17 Class A4±	4.52	12/13/2041	333,964
4,435,000	Morgan Stanley Capital I Series 2006-IQ12 Class ANM±	5.31	12/15/2043	4,552,659
1,844,720	Morgan Stanley Capital I Series 2007-HQ13 Class A1±	5.36	12/15/2044	1,893,798
9,882,500	Morgan Stanley Capital I Series 2007-HQ13 Class A3±	5.57	12/15/2044	10,227,643
1,186,000	Morgan Stanley Capital I Series 2007-IQ14 Class AAB±	5.65	04/15/2049	1,253,671
3,484,545	Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4±	6.39	07/15/2033	3,545,981
3,032,000	Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class A2±	4.92	03/12/2035	3,207,288
1,456,000	Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class B±	5.04	03/12/2035	1,502,023
3,344,000	Morgan Stanley Dean Witter Capital I Series 2004-HQ3 Class A4±	4.80	01/13/2041	3,536,119
3,533,000	Morgan Stanley Dean Witter Capital I Series 2005-IQ9 Class A5±	4.70	07/15/2056	3,739,819
494,942	Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S±	0.36	02/25/2047	409,775
5,409,589	Nomura Asset Securities Corporation Series 1998-D6 Class A2±	7.29	03/15/2030	5,991,582
1,072,157	PNC Mortgage Acceptance Corporation Series 2001-C1 Class A2±	6.36	03/12/2034	1,078,663
2,027,000	Prudential Mortgage Capital Funding LLC Series 2001-ROCK Class B±	6.76	05/10/2034	2,066,876
613,893	Salomon Brothers Mortgage Securities Incorporated VII Series 2000-C2 Class C±	7.73	07/18/2033	613,150
3,901,871	Salomon Brothers Mortgage Securities Incorporated VII Series 2001-C2 Class A3±	6.50	11/13/2036	4,011,481
2,274,553	Sequoia Mortgage Trust Series 2010-H1 Series A1±	3.75	02/25/2040	2,304,477
183,222	Structured Asset Securities Corporation Series 1982 Class B±	4.84	03/01/2020	178,376
100,225	Structured Asset Securities Corporation Series 1998-2 Class A±	0.77	02/25/2028	95,765
3,589,679	US Bank NA Series 2007-1 Class A±	5.92	05/25/2012	3,744,825
285,759	Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1±(l)	4.24	10/15/2035	287,962
1,678,000	Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3±(l)	4.45	11/15/2035	1,729,007

Total Collateralized Mortgage Obligations (Cost $616,442,411)				630,172,789

48 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Corporate Bonds and Notes: 16.35%

Consumer Discretionary: 0.99%

Leisure Equipment & Products: 0.08%
$2,765,000	Mattel Incorporated	6.20%	10/01/2040	$2,691,457

Media: 0.91%
6,016,000	Comcast Corporation	8.38	03/15/2013	6,916,782
4,395,000	DirecTV Incorporated	6.00	08/15/2040	4,361,994
5,732,000	NBC Universal Incorporated	2.88	04/01/2016	5,705,914
4,776,000	NBC Universal Incorporated	4.38	04/01/2021	4,793,518
2,983,000	NBC Universal Incorporated	5.95	04/01/2041	3,046,266
3,125,000	Time Warner Incorporated	5.88	11/15/2040	3,099,200
1,314,000	Time Warner Incorporated	6.10	07/15/2040	1,385,930

				29,309,604

Consumer Staples: 1.69%

Beverages: 0.88%
7,955,000	Anheuser-Busch InBev Worldwide Incorporated	4.13	01/15/2015	8,531,674
9,465,000	Coca Cola Company	1.50	11/15/2015	9,260,528
6,445,000	Coca Cola Company	3.15	11/15/2020	6,262,046
1,755,000	Pepsico Incorporated	3.13	11/01/2020	1,704,767
2,690,000	Pepsico Incorporated	4.88	11/01/2040	2,642,365

				28,401,380

Food & Staples Retailing: 0.28%
5,510,000	WalMart Stores Incorporated	3.25	10/25/2020	5,376,024
3,730,000	WalMart Stores Incorporated	5.00	10/25/2040	3,695,509

				9,071,533

Food Products: 0.22%
4,585,000	Kraft Foods Incorporated Class A	5.38	02/10/2020	5,106,425
1,845,000	Kraft Foods Incorporated Class A	6.50	02/09/2040	2,120,300

				7,226,725

Tobacco: 0.31%
4,308,000	Altria Group Incorporated	9.70	11/10/2018	5,793,153
2,875,000	Altria Group Incorporated	10.20	02/06/2039	4,151,532

				9,944,685

Energy: 1.50%

Oil, Gas & Consumable Fuels: 1.50%
7,225,000	Anadarko Petroleum Corporation	5.95	09/15/2016	7,709,559
4,705,000	Anadarko Petroleum Corporation	6.38	09/15/2017	5,082,793
3,057,000	Energy Transfer Partners LP	9.00	04/15/2019	3,850,927
3,364,000	Husky Energy Incorporated	7.25	12/15/2019	4,062,477
2,700,000	Midamerican Energy Holdings Company	6.50	09/15/2037	3,137,262
2,805,000	PacifiCorp	6.25	10/15/2037	3,249,267
4,198,000	Plains All American Pipeline	3.95	09/15/2015	4,389,584
9,361,000	Rockies Express Pipeline	3.90	04/15/2015	9,431,769
5,999,000	Valero Energy Corporation	9.38	03/15/2019	7,588,945

				48,502,583

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 49
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Financials: 5.98%

Capital Markets: 1.06%
$2,445,000	Goldman Sachs Group Incorporated	3.70%	08/01/2015	$2,497,810
4,985,000	Goldman Sachs Group Incorporated	6.00	06/15/2020	5,344,114
2,446,000	Goldman Sachs Group Incorporated	6.75	10/01/2037	2,454,759
5,837,000	Lazard Group LLC	7.13	05/15/2015	6,420,233
7,827,000	Lazard Group LLC	6.85	06/15/2017	8,312,039
6,265,000	Morgan Stanley	3.45	11/02/2015	6,148,565
3,000,000	Morgan Stanley	5.95	12/28/2017	3,168,237

				34,345,757

Consumer Finance: 0.54%
12,155,000	American Express Company	2.75	09/15/2015	12,015,570
4,460,000	Capital One Bank USA NA	8.80	07/15/2019	5,551,237

				17,566,807

Diversified Financial Services: 2.56%
5,655,000	Bank of America Corporation	7.38	05/15/2014	6,318,750
8,115,000	Bank of America Corporation	3.70	09/01/2015	8,011,745
4,735,000	Bank of America Corporation	6.00	09/01/2017	4,972,010
8,585,000	Bank of America Corporation	5.63	07/01/2020	8,630,681
6,214,000	Barclays Bank plc	5.14	10/14/2020	5,713,462
10,460,000	BNP Paribas	2.20	11/02/2015	10,318,978
9,195,000	Citigroup Incorporated	1.88	10/22/2012	9,418,209
3,814,000	Citigroup Incorporated	6.38	08/12/2014	4,224,611
4,065,000	Citigroup Incorporated	4.75	05/19/2015	4,241,307
6,325,000	Citigroup Incorporated	5.38	08/09/2020	6,471,082
1,780,000	JPMorgan Chase & Company	5.50	10/15/2040	1,779,902
6,600,000	JPMorgan Chase Bank NA	6.00	10/01/2017	7,417,879
5,630,000	JPMorgan Chase Capital XXV	6.80	10/01/2037	5,626,521

				83,145,137

Insurance: 0.64%
3,795,000	American International Group	6.40	12/15/2020	3,785,171
4,925,000	Hartford Financial Services Group	5.50	03/30/2020	5,020,698
3,223,000	Liberty Mutual Group	7.50	08/15/2036	3,186,287
1,810,000	Prudential Financial Incorporated	4.50	11/15/2020	1,794,564
4,325,000	Prudential Financial Incorporated	6.20	11/15/2040	4,426,235
2,480,000	WR Berkley Corporation	5.38	09/15/2020	2,478,854

				20,691,809

Real Estate Investment Trusts (REITS): 1.18%
2,850,000	Boston Properties LP	4.13	05/15/2021	2,765,822
721,000	HCP Incorporated Series MTN	6.30	09/15/2016	795,032
1,860,000	HCP Incorporated Series MTN	6.70	01/30/2018	2,052,581
5,630,000	Health Care Property Investors Incorporated	5.65	12/15/2013	6,104,547
1,640,000	Health Care Property Investors Incorporated	6.00	01/30/2017	1,753,731
1,890,000	Kilroy Realty Corporation	5.00	11/03/2015	1,910,425
2,660,000	Kilroy Realty Corporation	6.63	06/01/2020	2,703,972
3,123,000	Reckson Operating Partnership LP	7.75	03/15/2020	3,381,269
3,125,000	Reliance Holdings Limited	4.50	10/19/2020	2,971,428
2,760,000	Tanger Properties LP	6.13	06/01/2020	3,038,454
2,680,000	Ventas Realty LP	3.13	11/30/2015	2,630,356
2,970,000	WEA Finance LLC	7.50	06/02/2014	3,429,495

50 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Real Estate Investment Trusts (REITs) (continued)
$3,414,000	WEA Finance LLC	7.13%	04/15/2018	$3,992,540
580,000	WEA Finance LLC	6.75	09/02/2019	669,145

				38,198,797

Health Care: 0.95%

Biotechnology: 0.25%
8,184,000	Amgen Incorporated	3.45	10/01/2020	8,056,068

Health Care Equipment & Supplies: 0.20%
2,932,000	Becton Dickinson & Company	3.25	11/12/2020	2,861,219
3,495,000	CareFusion Corporation	4.13	08/01/2012	3,652,313

				6,513,532

Health Care Providers & Services: 0.17%
5,519,000	Coventry Health Care Incorporated	5.95	03/15/2017	5,579,759

Life Sciences Tools & Services: 0.10%
3,067,000	Life Technologies Corporation	4.40	03/01/2015	3,239,313

Pharmaceuticals: 0.23%
7,615,000	Allergan Incorporated	3.38	09/15/2020	7,468,320

Industrials: 0.49%

Aerospace & Defense: 0.29%
4,780,000	Northrop Grumman Corporation	3.50	03/15/2021	4,612,461
1,975,000	Northrop Grumman Corporation	5.05	11/15/2040	1,912,699
3,095,000	Raytheon Corporation	3.13	10/15/2020	2,963,797

				9,488,957

Road & Rail: 0.20%
6,181,000	BSNF Railway Company	5.75	05/01/2040	6,497,690

Information Technology: 0.91%

Communications Equipment: 0.14%
1,485,000	Cisco Systems Incorporated	4.45	01/15/2020	1,606,304
1,694,000	Cisco Systems Incorporated	5.50	01/15/2040	1,788,117
1,255,000	Harris Corporation	6.15	12/15/2040	1,248,148

				4,642,569

Computers & Peripherals: 0.45%
9,645,000	Hewlett Packard Company LP	2.13	09/13/2015	9,673,260
4,830,000	Hewlett Packard Company LP	3.75	12/01/2020	4,829,740

				14,503,000

Electronic Equipment & Instruments: 0.14%
1,900,000	Arrow Electronics Incorporated	3.38	11/01/2015	1,872,463
2,830,000	Arrow Electronics Incorporated	5.13	03/01/2021	2,780,359

				4,652,822

Software: 0.18%
4,012,000	Adobe Systems Incorporated	4.75	02/01/2020	4,278,758
1,456,000	Oracle Corporation	5.38	07/15/2040	1,507,676

				5,786,434

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 51
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Materials: 0.88%

Chemicals: 0.67%
$6,095,000	Dow Chemical Company	4.85%	08/15/2012	$6,460,529
3,265,000	Dow Chemical Company	5.90	02/15/2015	3,661,900
5,875,000	Dow Chemical Company	8.55	05/15/2019	7,418,445
3,195,000	Dow Chemical Company	4.25	11/15/2020	3,116,368
1,145,000	Sinochem Corporation	6.30	11/12/2040	1,147,401

				21,804,643

Metals & Mining: 0.21%
6,755,000	Codelco Incorporated	3.75	11/04/2020	6,598,730

Telecommunication Services: 0.85%

Diversified Telecommunication Services: 0.37%
3,435,000	Frontier Communications Corporation	8.25	04/15/2017	3,778,500
975,000	Frontier Communications Corporation	8.13	10/01/2018	1,072,500
1,865,000	Frontier Communications Corporation	8.50	04/15/2020	2,051,500
4,616,000	Qwest Corporation	7.50	10/01/2014	5,227,620

				12,130,120

Wireless Telecommunication Services: 0.48%
1,889,000	American Tower Corporation	5.05	09/01/2020	1,945,993
3,055,000	Cellco Partnership / Verizon Wireless Capital LLC	8.50	11/15/2018	4,133,580
8,430,000	Verizon Wireless Corporation	5.55	02/01/2014	9,407,155

				15,486,728

Utilities: 2.11%

Electric Utilities: 1.14%
6,620,000	DPL Incorporated	6.88	09/01/2011	6,909,585
5,080,000	Duke Energy Corporation	6.30	02/01/2014	5,751,921
3,900,000	Exelon Generation Company LLC	4.00	10/01/2020	3,808,362
1,735,000	Exelon Generation Company LLC	5.75	10/01/2041	1,685,131
3,030,000	FirstEnergy Solutions Company	6.05	08/15/2021	3,214,769
1,786,000	FirstEnergy Solutions Company	6.80	08/15/2039	1,784,861
10,280,000	Nevada Power Company Series A	8.25	06/01/2011	10,653,390
2,995,000	Progress Energy Incorporated	6.85	04/15/2012	3,227,436

				37,035,455

Gas Utilities: 0.35%
1,080,000	El Paso Pipeline Corporation	4.10	11/15/2015	1,084,160
6,480,000	El Paso Pipeline Corporation	7.50	11/15/2040	6,673,357
3,395,000	Pacific Gas & Electric Company	5.40	01/15/2040	3,458,079

				11,215,596

Multi-Utilities: 0.62%
6,955,000	CMS Energy Corporation	5.05	02/15/2018	7,017,143
9,955,000	Dominion Resources Incorporated Puttable§	8.88	01/15/2019	13,252,882

				20,270,025

Total Corporate Bonds and Notes (Cost $517,184,241)				530,066,035

Municipal Bonds and Notes: 0.75%

California: 0.42%
895,000	California State Build America Bonds (Property Tax Revenue)§±	7.63	03/01/2040	926,477
4,730,000	California State Build America Bonds (Property Tax Revenue)§±	7.60	11/01/2040	4,883,583

52 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$3,640,000	Los Angeles CA Community College District Build America Bonds (Property Tax Revenue)§±	6.75%	08/01/2049	$3,812,572
4,080,000	Los Angeles CA DW & P Build America Bonds (Utilities Revenue)§±	6.57	07/01/2045	4,054,337

				13,676,969

Nevada: 0.14%
4,315,000	Clark County NV (Transportation Revenue)§±	6.82	07/01/2045	4,547,061

New Jersey: 0.06%
2,145,000	New Jersey Transportation Trust Fund Authority Build America Bonds (Transportation Revenue)§±	5.75	12/15/2028	2,096,480

Texas: 0.13%
4,138,000	North Texas Tollway Authority (Transportation Revenue)§±	6.72	01/01/2049	4,103,820

Total Municipal Bonds and Notes (Cost $24,479,185)				24,424,330

US Treasury Securities: 12.50%

US Treasury Bonds: 7.64%
1,395,000	US Treasury Bond	0.50	10/15/2013	1,388,134
32,228,000	US Treasury Bond	0.50	11/15/2013	32,036,630
1,819,000	US Treasury Bond«	1.25	10/31/2015	1,803,084
61,245,000	US Treasury Bond(o)	1.38	11/30/2015	60,986,607
16,689,000	US Treasury Bond(o)	2.25	11/30/2017	16,796,961
26,241,000	US Treasury Bond«	2.63	11/15/2020	25,855,572
3,313,000	US Treasury Bond	5.38	02/15/2031	4,044,447
26,783,000	US Treasury Bond	4.50	02/15/2036	28,938,201
13,900,000	US Treasury Bond	4.25	05/15/2039	14,271,394
12,491,000	US Treasury Bond	4.38	11/15/2039	13,086,271
14,738,000	US Treasury Bond	4.63	02/15/2040	16,096,667
29,359,000	US Treasury Bond	4.38	05/15/2040	30,753,553
1,783,000	US Treasury Bond	3.88	08/15/2040	1,713,073

				247,770,594

US Treasury Notes: 4.86%
4,423,000	US Treasury Note	6.25	05/15/2030	5,947,555
9,045,000	US Treasury Note	8.75	08/15/2020	13,748,400
17,915,000	US Treasury Note	8.88	08/15/2017	25,682,837
9,699,000	US Treasury Note	4.88	08/15/2016	11,391,020
16,140,000	US Treasury Note	4.75	08/15/2017	18,900,198
66,108,000	US Treasury Note«	1.88	10/31/2017	65,038,901
17,090,000	US Treasury Note«	2.63	08/15/2020	16,897,738

				157,606,649

Total US Treasury Securities (Cost $405,258,481)				405,377,243

Yankee Corporate Bonds and Notes: 6.37%

Consumer Discretionary: 0.27%

Media: 0.27%
4,055,000	British Sky Broadcasting Group plc	9.50	11/15/2018	5,496,362
2,855,000	Thomson Reuters Corporation	5.95	07/15/2013	3,207,758

				8,704,120

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 53
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Consumer Staples: 0.30%

Food & Staples Retailing: 0.30%
$2,980,000	Woolworths Limited	2.55%	09/22/2015	$3,011,877
6,655,000	Woolworths Limited	4.00	09/22/2020	6,684,209

				9,696,086

Energy: 0.77%

Oil, Gas & Consumable Fuels: 0.77%
2,795,000	Husky Energy Incorporated	5.90	06/15/2014	3,099,138
1,049,000	Petrobras International Finance Company	6.88	01/20/2040	1,130,097
6,788,000	Shell International	3.10	06/28/2015	7,114,577
3,625,000	TransCanada Pipelines Limited	3.80	10/01/2020	3,661,953
9,595,000	Transocean Incorporated	4.95	11/15/2015	10,003,536

				25,009,301

Financials: 3.12%

Commercial Banks: 1.84%
5,520,000	DnB Nor Boligkreditt AS	2.10	10/14/2015	5,467,786
5,808,000	HSBC Holdings plc	6.80	06/01/2038	6,185,166
5,605,000	Itau Unibanco Holding SA	6.20	04/15/2020	5,874,135
1,395,000	Korea Development Bank	4.38	08/10/2015	1,449,531
7,229,000	Korea Development Bank	3.25	03/09/2016	7,093,702
6,265,000	Lloyds TSB Bank plc	6.50	09/14/2020	5,776,217
8,661,000	Nordea Bank AB	3.70	11/13/2014	9,077,915
9,040,000	Swedish Export Credit	3.25	09/16/2014	9,594,966
8,980,000	Westpac Banking Corporation	2.25	11/19/2012	9,204,329

				59,723,747

Consumer Finance: 0.26%
8,290,000	Finance For Danish Industry	2.00	06/12/2013	8,493,461

Diversified Financial Services: 0.17%
4,915,000	Credit Suisse New York NY	6.00	02/15/2018	5,361,090

Real Estate Investment Trusts (REITS): 0.37%
7,460,000	Qatari Diar Finance QSC	5.00	07/21/2020	7,593,743
4,115,000	Westfield Group	5.40	10/01/2012	4,383,072

				11,976,815

Thrifts & Mortgage Finance: 0.48%
14,845,000	Achmea Hypotheekbank NV	3.20	11/03/2014	15,654,528

Materials: 0.18%

Metals & Mining: 0.18%
3,510,000	Vale Overseas Limited	4.63	09/15/2020	3,537,276
1,977,000	Vale Overseas Limited	6.88	11/10/2039	2,197,847

				5,735,123

Telecommunication Services: 1.42%

Diversified Telecommunication Services: 0.91%
1,910,000	British Telecommunications plc	9.88	12/15/2030	2,546,336
11,205,000	Hutchison Whampoa International Limited	4.63	09/11/2015	11,981,249
3,155,000	Qtel International Finance	4.75	02/16/2021	2,935,664

54 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Diversified Telecommunication Services (continued)
$4,265,000	Telefonica Emisiones SAU	5.98%	06/20/2011	$4,382,812
1,051,000	Telefonica Emisiones SAU	5.13	04/27/2020	1,065,738
6,670,000	Telemar Norte Leste SAU	5.50	10/23/2020	6,619,975

				29,531,774

Wireless Telecommunication Services: 0.50%
6,005,000	America Moviles SA	5.00	10/16/2019	6,382,528
1,215,000	Rogers Cable Incorporated	5.50	03/15/2014	1,350,963
6,977,000	Rogers Wireless Incorporated	6.38	03/01/2014	6,182,716
3,010,000	Telefonica Moviles Chile	2.88	11/09/2015	2,947,720

				16,863,927

Utilities: 0.31%

Electric Utilities: 0.13%
4,255,000	Korea Hydro & Nuclear Power Company Limited	3.13	09/16/2015	4,195,621

Gas Utilities: 0.18%
4,535,000	Odebrecht Drilling SA	6.35	06/30/2021	4,603,025
1,080,000	Petroleos Mexicanos Corporation	5.50	01/21/2021	1,128,600

				5,731,625

Total Yankee Corporate Bonds and Notes (Cost $202,726,290)				206,677,218

Yankee Government Bonds: 1.33%
3,135,000	Korea	5.50	10/17/2012	3,326,564
6,880,000	Norway	1.75	10/05/2015	6,847,286
2,644,000	Province of Quebec	3.50	07/29/2020	2,666,610
7,070,000	Republic of Chile	3.88	08/05/2020	7,176,050
3,555,000	Republic of Peru	5.63	11/18/2050	3,421,688
3,605,000	Republic of Poland	3.88	07/16/2015	3,618,818
1,600,000	Russia	3.63	04/29/2015	1,603,200
13,835,000	State of Qatar	4.00	01/20/2015	14,422,988

Total Yankee Government Bonds (Cost $42,913,423)				43,083,204

Short-Term Investments: 10.30%

Corporate Bonds and Notes: 0.23%
4,273,731	Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	1,784,710
12,927,585	VFNC Corporation††±(a)(i)(v)	0.25	09/29/2011	7,368,723

				9,153,433

Shares		Yield
Investment Companies: 10.01%
231,066,530	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)(o)	0.14		231,066,530
93,627,275	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)	0.26		93,627,275

				324,693,805

Total Short-Term Investments (Cost $332,104,362)				333,847,238

Total Investments in Securities (Cost $4,218,770,166)*		131.47%		4,262,947,935

Other Assets and Liabilities, Net		(31.47)		(1,020,393,395)

Total Net Assets		100.00%		$3,242,554,540

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 55
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Schedule of TBA Sale Commitments: (14.38%)
$(15,900,000)	FNMA%%	5.50%	06/15/2038	$(17,017,434)
(44,400,000)	FNMA%%	5.50	06/15/2038	(47,161,147)
(62,800,000)	FNMA%%	5.50	01/25/2023	(68,452,000)
(3,600,000)	FNMA%%	5.50	03/25/2038	(3,884,062)
(42,000,000)	FNMA%%	5.50	03/25/2038	(45,274,698)
30,500,000	FNMA%%	6.00	08/25/2038	(32,458,680)
(840,000)	FNMA%%	6.00	08/25/2038	(8,978,810)
(6,500,000)	FNMA%%	5.50	03/25/2038	(7,063,674)
(50,000,000)	FNMA%%	5.00	03/25/2039	(53,078,100)
(9,300,000)	FNMA%%	4.50	12/25/2039	(9,596,438)
(58,300,000)	FNMA%%	6.00	12/01/2038	(63,437,688)
(65,800,000)	FNMA%%	5.50	12/01/2038	(71,475,250)
(35,800,000)	FNMA%%			(38,412,290)

Total Schedule of TBA Sale Commitments (Proceeds $(464,788,260))				(466,290,271)

«	All or a portion of this security is on loan.

%%	Securities issued on a when-issued (TBA) and/or delayed delivery basis.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(l)	Investment in an affiliate.

§	These securities are subject to a demand feature which reduces the effective maturity.

(u)	Rate shown is the 7-day annualized yield at period end.

(o)	Security pledged as collateral for when-issued (TBA) securities.

(v)	Security represents investment of cash collateral received from securities on loan.

#	Security pledges collateral for credit default swaps.

*	Cost for federal income tax purposes is $4,228,300,275 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$48,020,181
Gross unrealized depreciation	(13,372,521)

Net unrealized appreciation	$34,647,660
The accompanying notes are an integral part of these financial statements.

56 Wells Fargo Advantage Master Portfolios	Statements of Assets and Liabilities—November 30, 2010 (Unaudited)

	Inflation-	Managed		Total
	Protected	Fixed	Stable	Return
	Bond	Income	Income	Bond
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$99,269,517	$141,454,029	$35,033,029	$3,934,328,246
In affiliated securities, at value	2,342,088	9,235,206	1,277,321	328,619,689

Total investments, at value (see cost below)	101,611,605	150,689,235	36,310,350	4,262,947,935
Receivable for investments sold	553,170	27,858,789	0	1,334,595,863
Principal paydown receivable	0	0	0	1,440,526
Receivable for interest	593,355	1,336,035	91,056	19,376,439
Receivable for securities lending income	0	2,158	95,241	3,730
Unrealized gains on credit default swap transactions	0	0	0	68,571
Premiums paid on credit default swap transactions	0	0	0	162,575
Prepaid expenses and other assets	1,565	6,638	1,836	2,059,078

Total assets	102,759,695	179,892,855	36,498,483	5,620,654,717

Liabilities
Payable for investments purchased	1,325,433	28,556,796	0	1,807,999,669
Unrealized losses on credit default swap transactions	0	0	0	150,015
Payable upon receipt of securities loaned	2,195,000	585,000	238,625	101,037,832
TBA sale commitments, at value	0	0	0	466,290,271
Payable for interest on TBA sale commitments	0	0	0	959,178
Premium received on credit default swap transactions	0	0	0	541,843
Investment advisory fee payable	32,472	38,970	4,380	917,902
Accrued expenses and other liabilities	55,924	10,907	18,176	203,467

Total liabilities	3,608,829	29,191,673	261,181	2,378,100,177

Total net assets	$99,150,866	$150,701,182	$36,237,302	$3,242,554,540

Total investments, at cost	$94,073,157	$154,762,849	$36,640,733	$4,218,770,166

Securities on loan, at value	$2,147,115	$573,044	$233,636	$98,974,021

Proceeds received on TBA sale commitments	$0	$0	$0	$464,788,260

The accompanying notes are an integral part of these financial statements.

Statements of Operations—For the Six Months Ended November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 57

	Inflation-	Managed		Total
	Protected	Fixed	Stable	Return
	Bond	Income	Income	Bond
	Portfolio	Portfolio	Portfolio	Portfolio

Investment income
Interest*	$1,305,579	$6,295,034	$1,023,451	$49,305,894
Income from affiliated securities	322	18,355	40,084	283,225
Securities lending income, net	0	1,140	0	100,321

Total investment income	1,305,901	6,314,529	1,063,535	49,689,440

Expenses
Investment advisory fee	236,414	590,332	181,798	5,518,403
Custody and accounting fees	1,775	6,561	6,307	48,189
Professional fees	18,456	25,636	23,631	25,636
Shareholder report expenses	838	1,512	802	2,507
Trustees’ fees and expenses	5,303	5,303	5,303	5,303
Other fees and expenses	2,473	4,152	3,595	13,855

Total expenses	265,259	633,496	221,436	5,613,893

Less:
Fee waivers and/or expense reimbursements	(5,111)	(59,694)	(37,139)	(279,369)

Net expenses	260,148	573,802	184,297	5,334,524

Net investment income	1,045,753	5,740,727	879,238	44,354,916

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	3,651,159	5,111,383	(16,990,699)	94,926,410
Affiliated securities	0	0	(450,518)	195,113
Credit default swap transactions	0	0	0	(155,117)
TBA sale commitments	0	0	0	(394,175)

Net realized gains (losses) on investments	3,651,159	5,111,383	(17,441,217)	94,572,231

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,240,747	6,980,937	16,925,540	(13,147,483)
Affiliated securities	0	220,956	(3,976)	(123,922)
Credit default swap transactions	0	0	0	3,042
TBA sale commitments	0	0	0	(1,368,943)

Net change in unrealized gains (losses) on investments	1,240,747	7,201,893	16,921,564	(14,637,306)

Net realized and unrealized gains (losses) on investments	4,891,906	12,313,276	(519,653)	79,934,925

Net increase in net assets resulting from operations	$5,937,659	$18,054,003	$359,585	$124,289,841

* Net of foreign withholding taxes of	$0	$0	$0	$54,055
The accompanying notes are an integral part of these financial statements.

58 Wells Fargo Advantage Master Portfolios	Statements of Changes in Net Assets

	Inflation-Protected Bond Portfolio
	Six Months Ended
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010

Operations
Net investment income	$1,045,753	$5,225,187
Net realized gains (losses) on investments	3,651,159	1,287,419
Net change in unrealized gains (losses) on investments	1,240,747	6,266,230

Net increase in net assets resulting from operations	5,937,659	12,778,836

Capital shares transactions
Transactions in Investor’s beneficial interests
Contributions	17,511,181	46,961,891
Withdrawals	(62,004,127)	(67,163,810)

Net increase (decrease) from transactions in Investor’s beneficial interests	(44,492,946)	(20,201,919)

Net increase (decrease) in net assets	(38,555,287)	(7,423,083)

Net assets
Beginning of period	137,706,153	145,129,236

End of period	$99,150,866	$137,706,153

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Master Portfolios 59

Managed Fixed Income Portfolio		Stable Income Portfolio		Total Return Bond Portfolio
Six Months Ended		Six Months Ended		Six Months Ended
November 30, 2010	Year Ended	November 30, 2010	Year Ended	November 30, 2010	Year Ended
(Unaudited)	May 31, 2010	(Unaudited)	May 31, 2010	(Unaudited)	May 31, 2010

$5,740,727	$17,209,657	$879,238	$5,937,369	$44,354,916	$98,341,751
5,111,383	(62,295)	(17,441,217)	(13,604,095)	94,572,231	123,252,768
7,201,893	50,710,040	16,921,564	38,247,222	(14,637,306)	38,195,601

18,054,003	67,857,402	359,585	30,580,496	124,289,841	259,790,120

74,297,434	178,159,889	7,814,112	52,372,301	878,037,428	1,458,739,298
(389,797,337)	(291,354,130)	(219,105,119)	(210,341,503)	(380,678,315)	(1,059,512,367)

(315,499,903)	(113,194,241)	(211,291,007)	(157,969,202)	497,359,113	399,226,931

(297,445,900)	(45,336,839)	(210,931,422)	(127,388,706)	621,648,954	659,017,051

448,147,082	493,483,921	247,168,724	374,557,430	2,620,905,586	1,961,888,535

$150,701,182	$448,147,082	$36,237,302	$247,168,724	$3,242,554,540	$2,620,905,586

60 Wells Fargo Advantage Master Portfolios	Financial Highlights

	Ratio to Average Net Assets (Annualized)				Portfolio
	Net Investment	Gross	Net	Total	Turnover
	Income	Expenses	Expenses	Return[1]	Rate[2]

Inflation-Protected Bond Portfolio
June 1, 2010 to November 30, 2010 (Unaudited)	0.14%	0.45%	0.44%	4.76%	8%
June 1, 2009 to May 31, 2010	3.53%	0.45%	0.44%	8.28%	31%
June 1, 2008 to May 31, 2009	1.70%	0.45%	0.37%	(1.33)%	53%
June 1, 2007 to May 31, 2008	5.78%	0.48%	0.40%	12.78%	40%
June 1, 2006 to May 31, 2007	4.39%	0.49%	0.34%	4.31%	37%
June 25, 2005[3] to May 31, 2006	4.29%	0.52%	0.52%	(1.77)%	47%

Managed Fixed Income Portfolio
June 1, 2010 to November 30, 2010 (Unaudited)	3.87%	0.42%	0.39%	4.44%	73%
June 1, 2009 to May 31, 2010	3.64%	0.42%	0.38%	14.58%	59%
June 1, 2008 to May 31, 2009	5.09%	0.43%	0.34%	(1.72)%	132%
June 1, 2007 to May 31, 2008	5.23%	0.46%	0.30%	4.24%	32%
June 1, 2006 to May 31, 2007	5.23%	0.45%	0.27%	6.72%	30%
June 1, 2005 to May 31, 2006	5.02%	0.45%	0.19%	0.12%	25%

Stable Income Portfolio
June 1, 2010 to November 30, 2010 (Unaudited)	1.91%	0.48%	0.40%	1.70%	11%
June 1, 2009 to May 31, 2010	1.90%	0.43%	0.40%	9.94%	10%
June 1, 2008 to May 31, 2009	3.74%	0.43%	0.42%	(2.73)%	7%
June 1, 2007 to May 31, 2008	4.67%	0.47%	0.33%	0.78%	22%
June 1, 2006 to May 31, 2007	4.67%	0.47%	0.37%	5.30%	21%
June 1, 2005 to May 31, 2006	4.29%	0.47%	0.44%	2.91%	23%

Total Return Bond Portfolio
June 1, 2010 to November 30, 2010 (Unaudited)	2.96%	0.37%	0.35%	4.36%	400%
June 1, 2009 to May 31, 2010	3.78%	0.38%	0.34%	10.87%	638%
June 1, 2008 to May 31, 2009	4.92%	0.40%	0.39%	6.58%	633%
June 1, 2007 to May 31, 2008	5.05%	0.42%	0.40%	6.72%	572%
June 1, 2006 to May 31, 2007	5.02%	0.42%	0.39%	6.76%	665%
June 25, 2005[3] to May 31, 2006	4.44%	0.43%	0.43%	(0.16)%	704%

1.	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2.	Portfolio turnover rates presented for periods of less than one year are not annualized.

3.	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios 61
1. ORGANIZATION
Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Inflation-Protected Bond Portfolio (“Inflation-Protected Bond Portfolio”), Wells Fargo Advantage Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), Wells Fargo Advantage Stable Income Portfolio (“Stable Income Portfolio” ) and Wells Fargo Advantage Total Return Bond Portfolio (“Total Return Bond Portfolio” ) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.
Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end investment management companies.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Portfolios should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual portfolios and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Portfolios to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Repurchase agreements
The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

62 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements (Unaudited)
Security loans
The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Portfolio continues to receive interest or dividends on the securities loaned. A Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, a Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.
In a securities lending transaction, the net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolios’ former securities lending agent, as the various participating Portfolios’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Portfolio. In order to eliminate the fluctuation of the various Portfolios’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolios recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all portfolios participating in securities lending (“side pocketing”) based on each Portfolio’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Portfolio’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each such Portfolio’s percentage ownership of the joint account as of such date.
When-issued transactions
Each Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Term loans
Each Portfolio may invest in term loans. The loans are marked-to-market daily and the Portfolio begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Portfolio assumes the credit risk of the borrower and there could be potential loss to the Portfolio in the event of default by the borrower.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios 63
Futures contracts
Certain Portfolios may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
TBA sale commitments
A Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Inflation-indexed bonds and TIPS
Certain Portfolios may invest in inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Credit default swaps
Certain Portfolios may be subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Portfolio may enter into credit default swaps as either the

64 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements (Unaudited)
seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.
If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.
Any premiums paid or received on the transactions are recorded as an asset or liability on the Statements of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.
Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.
Mortgage dollar roll transactions
The Portfolios may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for the dollar roll transactions as purchases and sales.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios 65
Federal and other taxes
Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.
Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of November 30, 2010, the inputs used in valuing each Portfolio’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Inflation-Protected Bond Portfolio
U.S. Treasury obligations	$97,809,577	$0	$0	$97,809,577
Short-term investments
Corporate bonds and notes	0	0	1,459,940	1,459,940
Investment companies	1,098,477	1,243,611	0	2,342,088

Total	$98,908,054	$1,243,611	$1,459,940	$101,611,605

Managed Fixed Income Portfolio
Agency securities	$0	$5,801,806	$0	$5,801,806
Asset-backed securities	0	13,013,775	2,459,593	15,473,368
Collateralized mortgage obligations	0	53,840,537	784,247	54,624,784
Corporate bonds and notes	0	44,732,974	0	44,732,974
Term loans	0	578,925	0	578,925
Yankee corporate bonds and notes	0	2,644,619	0	2,644,619
Municipal bonds and notes	0	18,828,230	0	18,828,230
U.S. Treasury obligations	3,338,714	0	0	3,338,714
Short-term investments
Corporate bonds and notes	0	0	710,811	710,811
Investment companies	3,833,213	121,791	0	3,955,004

Total	$7,171,927	$139,562,657	$3,954,651	$150,689,235

66 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements (Unaudited)

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Stable Income Portfolio
Asset-backed securities	$0	$5,848,598	$0	$5,848,598
Collateralized mortgage obligations	0	6,702,671	0	6,702,671
Corporate bonds and notes	0	3,578,753	0	3,578,753
Loan participations	0	641,149	0	641,149
Agency securities	0	17,234,167	0	17,234,167
Municipal bonds and notes	0	769,705	0	769,705
Short-term investments
Corporate bonds and notes	0	0	317,616	317,616
Investment companies	1,186,045	31,646	0	1,217,691

Total	$1,186,045	$34,806,689	$317,616	$36,310,350

Total Return Bond Portfolio
Agency securities	$0	$1,775,840,903	$24,873,032	$1,800,713,935
Asset-backed securities	0	288,585,943	0	288,585,943
Collateralized mortgage obligations	0	630,172,789	0	630,172,789
Corporate bonds and notes	0	530,066,035	0	530,066,035
Yankee government bonds	0	43,083,204	0	43,083,204
Yankee corporate bonds and notes	0	206,677,218	0	206,677,218
Municipal bonds and notes	0	24,424,330	0	24,424,330
U.S. Treasury obligations	405,377,243	0	0	405,377,243
Short-term investments
Corporate bonds and notes	0	0	9,153,433	9,153,433
Investment companies	231,066,530	93,627,275	0	324,693,805

Total	$636,443,773	$3,592,477,697	$34,026,465	$4,262,947,935

Further details on the major security types listed above can be found in the each Portfolio’s Portfolio of Investments.
As of November 30, 2010, the inputs used in valuing the Total Return Bond Portfolio’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Other financial instruments	(Level 1)	(Level 2)	(Level 3)	Total

Credit default swap contracts*	$0	$(460,712)	$0	$(460,712)

TBA sale committments	0	(466,290,271)	0	(466,290,271)

*	The value of swap contracts consists of unrealized gains (losses) and premiums paid/received on swap contracts as reflected on the Statement of Assets and Liabilities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Inflation-Protected	Managed Fixed Income
	Bond Portfolio	Portfolio
	Corporate	Corporate	Asset	Collateralized
	bonds and	bonds and	backed	mortgage
	notes	notes	securities	obligations	Total

Balance as of May 31, 2010	$1,555,707	$757,438	$0	$0	$757,438
Realized gains (losses)	0	0	0	0	0
Change in unrealized gains (losses)	131,916	64,228	0	0	64,228
Purchases	0	0	0	0	0
Sales	(227,683)	(110,855)	0	0	(110,855)
Transfers into Level 3	0	0	2,459,593	784,247	3,243,840
Transfers out Level 3	0	0	0	0	0
Balance as of November 30, 2010	$1,459,940	$710,811	$2,459,593	$784,247	$3,954,651

Change in unrealized gains (losses) included in earnings relating to securities still held at November 30, 2010	$26,958	$13,116	$0	$0	$13,116

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios 67

	Stable Income	Total Return Bond
	Portfolio	Portfolio
	Corporate	Corporate
	bonds and	bonds and	Agency
	notes	notes	Securities	Total

Balance as of May 31, 2010	$725,511	$9,753,867	$0	$9,753,867
Realized gains (losses)	0	0	30,573	30,573
Change in unrealized gains (losses)	380,882	827,080	29,373	856,453
Purchases	0	0	33,203,491	24,813,086
Sales	(788,777)	(1,427,514)	(8,390,405)	(1,427,514)
Transfers into Level 3	0	0	0	0
Transfers out Level 3	0	0	0	0
Balance as of November 30, 2010	$317,616	$9,153,433	$24,873,032	$34,026,465

Change in unrealized gains (losses) included in earnings relating to securities still held at November 30, 2010	$5,865	$169,021	$29,373	$198,394

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an investment advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-advisers, who are responsible for day-to-day portfolio management of the Portfolios.
Pursuant to the contract, Funds Management is paid an annual investment advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of each Portfolio increases. For the six months ended November 30, 2010, the investment advisory fee was equivalent to an annual rate of 0.40% of the average daily net assets of each Portfolio, except Total Return Bond Portfolio. The investment advisory fee was equivalent to an annual rate of 0.36% of Total Return Bond Portfolio’s average daily net assets.
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management to the Portfolios. Wells Capital Management, an affiliate of Funds Management, is the investment sub-adviser to Inflation-Protected Bond Portfolio and Total Return Bond Portfolio. Galliard Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo, is the investment sub-adviser to Managed Fixed Income Portfolio and Stable Income Portfolio.
The fees related to investment sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by a Portfolio to the investment adviser. The investment sub-advisers are each paid an annual investment sub-advisory fee which is calculated based on the average daily net assets of each Portfolio as follows:

		Annual investment sub-advisory fee
	Investment sub-adviser	starting at		declining to

Inflation-Protected Bond Portfolio	Wells Capital Management	0.20%		0.10%
Managed Fixed Income Portfolio	Galliard Capital Management Incorporated	0.20	%*	0.10	%*
Stable Income Portfolio	Galliard Capital Management Incorporated	0.15	%*	0.05	%*
Total Return Bond Portfolio	Wells Capital Management	0.20%		0.10%

*	Prior to August 25, 2010 the investment sub-advisory rate paid to Galliard started at 0.10% and declined to 0.03% as average daily net assets increased.
Funds Management has contractually waived and/or reimbursed investment advisory fees during the six months ended November 30, 2010 to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

68 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements (Unaudited)
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended November 30, 2010, were as follows:

	Purchases at Cost		Sales Proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

Inflation-Protected Bond Portfolio	$8,839,999	$0	$51,763,127	$0
Managed Fixed Income Portfolio	197,069,370	304,137	317,894,875	162,838,762
Stable Income Portfolio	12,582,959	16,334,832	71,727,043	11,223,226
Total Return Bond Portfolio	11,006,649,006	1,882,659,949	10,786,195,681	1,960,231,924
6. REDEMPTION IN-KIND
After the close of business on June 18, 2010, Stable Income Portfolio redeemed assets through an in-kind redemption. In the transaction, the value of securities issued in the redemption, the percentage of the Stable Income Portfolio redeemed at the time of the transaction and the gains (losses) realized by Stable Income Porfolio were $80,598,750, 53% and ($305,145), respectively. The gains (losses) realized by Stable Income Portfolio are reflected in the amounts on the Statements of Operations.
7. DERIVATIVE TRANSACTIONS
Total Return Bond Portfolio entered into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Portfolio’s total return. As of November 30, 2010, the Total Return Bond Portfolio had the following credit default swap contracts outstanding.
Credit default swaps on debt obligations — Buy protection

			Rating of		Fixed	Frequency		Upfront
		Reference	Reference		Payments	of		Premiums
		Debt	Debt	Notional	Made by	Payments	Market	Paid/	Unrealized
Expiration	Counterparty	Obligation	Obligation*	Amount	the Fund	Made	Value	(Received)	Gains (Losses)

03/20/2015	Barclays	Cisco
	Capital	Systems,
5.25%,
		02/22/2011##	A1	$5,000,000	1.00%	Quarterly	$(188,647)	$(100,908)	$(87,739)
06/20/2015	Barclays	Oracle
	Capital	Corporation,
5.25%,
		01/15/2016##	A2	5,000,000	1.00%	Quarterly	111,607	70,803	40,804
06/20/2015	Barclays	Oracle
	Capital	Corporation,
5.25%,
		01/15/2016##	A2	5,000,000	1.00%	Quarterly	111,607	91,772	19,835
12/20/2015	Barclays	Campbell
	Capital	Soup
Company,
4.875%,
		10/01/2013##	A2	5,000,000	1.00%	Quarterly	(44,749)	(23,700)	(21,049)

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios 69
Credit default swaps on debt obligations — Sell protection

			Rating of		Fixed	Frequency		Upfront
		Reference	Reference		Payments	of		Premiums
		Debt	Debt	Notional	Received by	Payments	Market	Paid/	Unrealized
Expiration	Counterparty	Obligation	Obligation*	Amount	the Fund	Received	Value	(Received)	Gains (Losses)

09/20/2015	Barclays	Cisco
	Capital	Systems,
5.25%,
		02/22/2011#	A1	$5,000,000	1.00%	Quarterly	$(157,272)	$(129,734)	$(27,538)
09/20/2015	Barclays	Anheuser-
	Capital	Busch Inbev,
8.625%,
		01/30/2017#	Baa2	5,000,000	1.00%	Quarterly	(157,271)	(143,582)	(13,689)
12/20/2015	Barclays	Campbell
	Capital	Soup
Company,
4.875%,
		10/01/2013#	A2	$5,000,000	1.00%	Quarterly	$(135,987)	$(143,919)	$7,932

*	Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

##	The Fund entered into the swap contract for hedging purposes.

#	The Fund entered into the swap contract for speculative purposes.
Total Return Bond Portfolio had an average notional balance of $26,256,831 during the six months ended November 30, 2010.
Certain of the Portfolio’s derivative transactions may contain provisions for early termination in the event the net assets of the Portfolio declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transaction in net liability positions. On November 30, 2010, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability positions amounted to $691,858.
The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.
8. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

ITEM 2. CODE OF ETHICS
Not required in this filing
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not required in this filing.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in this filing.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not required in this filing.
ITEM 6. SCHEDULE OF INVESTMENTS
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.
The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.
The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.
The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.
ITEM 11. CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS
(a)(1) Not required in this filing.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 28, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 28, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: January 28, 2011